As filed with the Securities and Exchange Commission on May 19, 1998

                                                      Registration No. 33-76336
                                                      Registration No. 811-5343
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-4
          Registration Statement Under the Securities Act of 1933 [ ]
                        Pre-Effective Amendment No. [ ]

                      Post-Effective Amendment No. 7 [X]


           For Registration Under the Investment Company Act of 1940

                              Amendment No. 25 [X]

                                ---------------
                      Life of Virginia Separate Account 4
                          (Exact name of registrant)



                    The Life Insurance Company of Virginia
                              (Name of depositor)
                             6610 W. Broad Street
                           Richmond, Virginia 23230
              (Address of depositor's principal executive office)
                 Depositor's telephone number: (804) 281-6000





             Name and address of Agent for Service:                     Copy to:
                       Linda L. Lanam                           Stephen E. Roth, Esquire
     Senior Vice President, General Counsel & Secretary     Sutherland, Asbill & Brennan LLP
             The Life Insurance Company of Virginia          1275 Pennsylvania Avenue, N.W.
                    6610 W. Broad Street                       Washington, D.C. 20004-2415
                      Richmond, Virginia 23230


   It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on May 1, 1998 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on    pursuant to paragraph (a) of Rule 485



                       Title of Securities Being Offered:
    Interests in a Separate Account Under Flexible Premium Variable Deferred
                                Annuity Policies




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The sole purpose of this amendment is to substitute the financial statements and report thereon filed in Post-Effective Amendment No. 7 for the financial statements and reports thereon filed in the Statement of Additional Information of Post-Effective Amendment No. 6. All other information, including exhibits, of Post-Effective Amendment No. 6 is incorporated herein by reference.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


Statements of Assets and Liabilities

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Table of Contents

Year ended December 31, 1997

=============================================================================

                                                                         Page

Independent Auditors' Report................................................1

Financial Statements:

      Statements of Assets and Liabilities..................................3
      Statements of Operations..............................................9
      Statements of Changes in Net Assets..................................20

Notes to Financial Statements..............................................31

=============================================================================

Report of Independent Auditors


Contractholders
Life of Virginia Separate Account 4
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds Inc. --Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Funds--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account 4 for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account 4 for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account 4 as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.


                                           /s/ KPMG PEAT MARWICK LLP
                                           -------------------------
                                           KPMG PEAT MARWICK LLP


Richmond, Virginia
February 13, 1998

                         REPORT OF INDEPENDENT AUDITORS

Policyholders
Life of Virginia Separate Account 4
 and
Board of Directors
The Life Insurance Company of Virginia

We have audited the accompanying statements of operations and changes in net assets for the year ended December 31, 1995 for the Life of Virginia Series Fund, Inc. Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable, Insurance Products Fund II Asset Manager portfolio, the Advisers Management Trust portfolios, the Janus Aspen Aggressive Growth, Growth, and Worldwide Growth portfolios, and for the period from May 23, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. International Equity portfolio, for the period from May 2, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. Real Estate Securities portfolio, for the period from January 5, 1995 (date of inception) to December 31, 1995 for the Variable Insurance Products Fund II Contrafund portfolio, for the period from February 3, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Corporate Bond portfolio, for the period from January 27, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Utility portfolio, for the period from October 11, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Balanced portfolio, for the period from October 13, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Flexible Income portfolio, for the period from October 3, 1995 (date of inception) to December 31, 1995 for the Alger American Small Cap portfolio and for the period from October 4, 1995 (date of inception) to December 31, 1995 for the Alger American Growth portfolio. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets for the periods described in the first paragraph of each of the respective portfolios constituting Life of Virginia Separate Account 4, in conformity with generally accepted accounting principles.

                                                     ERNST & YOUNG LLP




Richmond, Virginia
February 8, 1996

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 1997

-------------------------------------------------------------------------------

                                                                              GE Investment Funds, Inc.
                                                                   (formerly Life Of Virginia Series Fund, Inc.)
                                                                ------------------------------------------------
                                                                             S&P 500         Money         Total
                                                                               Index        Market        Return
                                                                                Fund          Fund          Fund
----------------------------------------------------------------------------------------------------------------

Investment GE Investments Funds, Inc.,
 at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)          $  153,386,538         -              -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)                  -       118,336,576          -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                     -             -        44,520,238
  International Equity Fund (2,151,087 shares; cost - $24,524,231)             -             -              -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)           -             -              -
  Global Income Fund (611,834 shares; cost - $6,150,915)                       -             -              -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                     -             -              -
  Income Fund (1,845,624 shares; cost - $22,362,706)                           -             -              -
Receivable from affiliate                                                    131,054         -            34,825
Receivable for units sold                                                     52,884     5,964,313          -

----------------------------------------------------------------------------------------------------------------

                                                                      $  153,570,476   124,300,889    44,555,063
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                        $      144,152       606,185        27,866
Payable for units withdrawn                                                    -             -                80
----------------------------------------------------------------------------------------------------------------

Total liabilities                                                            144,152       606,185        27,946
----------------------------------------------------------------------------------------------------------------

Net Assets                                                            $  153,426,324   123,694,704    44,527,117
----------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                          $  153,426,324   123,694,704     44,527,117
  The Life Insurance Company
  of Virginia                                                                 -             -              -
----------------------------------------------------------------------------------------------------------------

Net assets                                                           $  153,426,324   123,694,704     44,527,117
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                          918,847     3,512,260        631,828
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                     $        39.63         14.77          28.96
----------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                       3,025,140     4,980,487        928,145
----------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                    $        38.68         14.42          28.26
----------------------------------------------------------------------------------------------------------------



                                                                         GE Investments Funds, Inc.
                                                                 (formerly Life of Virginia Series Fund, Inc.)(continued)
                                                              ---------------------------------------------------------------------
                                                                   International   Real Estate       Global     Value
                                                                          Equity    Securities       Income    Equity       Income
                                                                            Fund          Fund         Fund      Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment GE Investments Funds, Inc.,
at fair value (note 2):
  S&P 500 Index Fund (7,976,419 shares; cost - $145,723,059)               -             -            -          -               -
  Money Market Fund (118,336,576 shares; cost - $117,791,205)              -             -            -          -               -
  Total Return Fund (3,370,192 shares; cost - $48,733,062)                 -             -            -          -               -
  International Equity Fund (2,151,087 shares; cost - $24,524,231)    22,973,610         -            -          -               -
  Real Estate Securities Fund (3,452,544 shares; cost - $48,950,718)       -        52,754,866        -          -               -
  Global Income Fund (611,834 shares; cost - $6,150,915)                   -             -      6,026,567        -               -
  Value Equity Fund (1,199,676 shares; cost - $14,841,949)                 -             -            -    15,727,748            -
  Income Fund (1,845,624 shares; cost - $22,362,706)                       -             -            -          -      22,350,507
Receivable from affiliate                                                 12,571       26,750         -        14,492            -
Receivable for units sold                                                  -               27      89,788     166,328            -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          22,986,181   52,781,643   6,116,355  15,908,568    2,350,507
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             7,311       22,389       1,057       8,560      306,136
Payable for units withdrawn                                              102,337       75,457        -         -            33,511
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        109,648      97,846        1,057       8,560      339,647
----------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Analysis of net assets:
Attributable to:
  Variable deferred annuity contractholders                            9,954,696  33,635,732      944,793  11,923,320   22,010,860
  The Life Insurance Company
  of Virginia                                                         12,921,837  19,048,065    5,170,505   3,976,688            -
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                            22,876,533  52,683,797    6,115,298  15,900,008   22,010,860
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                     1,212,802   1,385,306      516,898     479,621    1,295,638
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                           12.53       18.46        10.26       13.15        10.01
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                      614,410   1,478,247       79,290     730,616      903,249
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                          12.50       18.34        10.24       13.13        10.01
----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                                                                                  Oppenheimer Variable Account Funds
                                                                 -----------------------------------------------------------------
                                                                                        Capital               High      Multiple
                                                                              Bond Appreciation    Growth   Income    Strategies
Assets                                                                        Fund         Fund      Fund     Fund          Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
   at fair value (note 2):
   Bond Fund (3,338,044 shares;  cost-$38,648,132)                  $39,756,108        -           -            -            -
   Capital Appreciation Fund (5,085,365 shares; cost-$177,299,340)         -      208,296,549      -            -            -
   Growth Fund (4,282,333 shares; cost-$115,624,020)                       -           -      138,918,887       -            -
   High Income Fund (12,856,952 shares; cost-$143,356,020)                 -           -           -       148,112,092       -
   Multiple Strategies Fund (4,239,791 shares; cost-$61,776,406)           -           -           -            -       72,118,841
Receivable from affiliate                                                 3,463        56,595      -            89,573      13,227
Receivable for units sold                                                84,091        81,846     211,756      188,070       6,302
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                        $39,843,662   208,434,990 139,130,643  148,389,735  72,138,370
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                      $    43,140       587,754     114,827      104,109     114,775
Payable for units withdrawn                                              54,839        -           -            -               42
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                        97,979       587,754     114,827      104,109     114,817
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity
  contractholders                                                   $39,745,683   207,847,236 139,015,816  148,285,626  72,023,553
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     929,630     2,591,419   1,291,813    1,869,843   1,553,549
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                   $     20.92         36.52       37.62        31.32       26.43
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    994,017     3,176,448   2,462,359    2,934,974   1,200,126
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                  $     20.42         35.64       36.72        30.57       25.80
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                                                                     Variable Insurance Products Fund
                                                                               -----------------------------------------
                                                                                   Equity-
                                                                                    Income         Growth      Overseas
                                                                                 Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products
Fund, at fair value (note 2):
  Equity-Income Portfolio (25,284,474 shares; cost - $481,451,916)           $ 613,907,020              -             -
  Growth Portfolio (8,496,260 shares; cost - $238,768,154)                               -    315,211,237             -
  Overseas Portfolio (5,812,347 shares; cost - $99,900,187)                              -              -   111,597,056
Receivable from affiliate                                                          204,695        116,417        14,558
Receivable for units sold                                                          118,450         58,665             -
-----------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 614,230,165    315,386,319   111,611,614
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note3)                                $     437,839        312,937       172,653
Payable for units withdrawn                                                        209,554         59,775     3,134,340
-----------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  647,393        372,712     3,306,993
-----------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 613,582,772    315,013,607   108,304,621
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                               6,589,338      4,467,825     3,398,260
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       37.36          39.40         21.16
-----------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                             10,074,173      3,614,598     1,762,588
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       36.47          38.45         20.65
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------


                                                                                    Variable Insurance        Variable Insurance
                                                                                     Products Fund II          Products Fund III
                                                                               --------------------------------------------------
                                                                                     Asset                Growth &         Growth
                                                                                   Manager   Contrafund     Income  Opportunities
                                                                                 Portfolio    Portfolio  Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Investment in Variable Insurance Products Fund II, at fair value (note 2):
  Asset Manager Portfolio (26,932,347 shares;  cost - $393,528,382)          $ 485,051,564            -          -              -
  Contrafund Portfolio (12,134,794 shares; cost - $193,722,470)                          -  241,967,789          -              -

Investment in Variable Insurance Products Fund III, at fair value (note 2):
  Growth & Income Portfolio (1,247,313 shares; cost - $15,170,737)                       -            - 15,628,837              -
  Growth Opportunities Portfolio (883,879 shares; cost - $15,976,584)                    -            -          -     17,032,342

Receivable from affiliate                                                            5,351      176,780     25,307          3,157
Receivable for units sold                                                           43,195      255,163     64,010         64,775
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $ 485,100,110  242,399,732 15,718,154     17,100,274
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                               $   1,187,116      176,209      9,932         12,499
Payable for units withdrawn                                                         38,182       86,127          -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                1,225,298      262,336      9,932         12,499
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders         $ 483,874,812  242,137,396 15,708,222     17,087,775
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type I (note 2)                                              17,101,510    3,296,201    294,329        341,417
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type I                                             $       24.53        20.47      12.38          12.30
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units: Type II (note 2)                                              2,678,933    8,595,677    976,086      1,049,540
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit: Type II                                            $       24.03        20.32      12.36          12.28
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------



                                                                                            Federated Investors
                                                                                            Insurance Series
                                                                              -----------------------------------------
                                                                                 American           High
                                                                                  Leaders    Income Bond       Utility
Assets                                                                            Fund II        Fund II       Fund II
-------------------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)        $  34,686,268              -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -     35,218,348             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -              -    30,391,148
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -              -             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -              -             -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                -              -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -              -             -
Receivable from affiliate                                                           9,118          6,282        20,101
Receivable for units sold                                                         223,715         12,611        12,121
-------------------------------------------------------------------------------------------------------------------------

Total assets                                                                $  34,919,101     35,237,241    30,423,370
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              $      25,357         26,612        22,088
Payable for units withdrawn                                                            18         15,282         3,388
-------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                  25,375         41,894        25,476
-------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders        $  34,893,726     35,195,347    30,397,894
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                               361,619        456,124       485,332
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           $       14.48          15.11         16.88
-------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                            2,056,691      1,886,887     1,325,701
-------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          $       14.42          15.00         16.75
-------------------------------------------------------------------------------------------------------------------------




Statements of Assets and Liabilities, Continued



--------------------------------------------------------------------------------



                                                                                         Alger American
                                                                                ---------------------------
                                                                                        Small
                                                                                          Cap        Growth
Assets                                                                              Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                       -             -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                       -             -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                               -             -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                   73,961,717             -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                               -    72,336,337
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)                   -             -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                          -             -
Receivable from affiliate                                                             23,461        28,703
Receivable for units sold                                                                  -         7,598
-----------------------------------------------------------------------------------------------------------

Total assets                                                                      73,985,178    72,372,638
-----------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                        56,893       156,426
Payable for units withdrawn                                                          100,595        62,399
-----------------------------------------------------------------------------------------------------------

Total liabilities                                                                    157,488       218,825
-----------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders              73,827,690    72,153,813
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                1,325,070     1,022,514
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                      10.64         13.42
-----------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                               5,645,458     4,380,186
-----------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                     10.58         13.34
-----------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities, Continued



-------------------------------------------------------------------------------



                                                                             PBHG Insurance Series Fund
                                                                             --------------------------
                                                                               PBHG Large         PBHG
                                                                               Cap Growth    Growth II
Assets                                                                          Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------

Investments in Federated Investors Insurance Series, at fair value (note 2):
     American Leaders Fund II (1,767,003 shares; cost - $31,138,913)                    -            -
     High Income Bond Fund II (3,216,287 shares; cost - $33,511,201)                    -            -
     Utility Fund II (2,126,742 shares - cost - $24,061,328)                            -            -
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (1,690,554 shares; cost - $70,050,792)                         -            -
     Growth Portfolio (1,691,682 shares; cost - $61,989,581)                            -            -
PBHG Insurance Series Fund at fair value (note 2):
     PBHG Large Cap Growth Portfolio (401,761 shares; cost - $4,598,913)        4,748,811            -
     PBHG Growth II Portfolio (629,476 shares; cost - $6,856,693)                       -    6,766,864
Receivable from affiliate                                                          19,040          423
Receivable for units sold                                                          24,969      241,497
-------------------------------------------------------------------------------------------------------

Total assets                                                                    4,792,820    7,008,784
-------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                     21,750        5,127
Payable for units withdrawn                                                        52,803       51,717
-------------------------------------------------------------------------------------------------------

Total liabilities                                                                  74,553       56,844
-------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders            4,718,267    6,951,940
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                                 55,997       76,611
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                                   11.73        10.67
-------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                              346,833      576,010
-------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                                  11.71        10.65
-------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------



                                                                                               Janus Aspen Series
                                                                    -----------------------------------------------------------
                                                                       Aggressive                    Worldwide
                                                                           Growth        Growth         Growth      Balanced
Assets                                                                  Portfolio     Portfolio      Portfolio     Portfolio
-------------------------------------------------------------------------------------------------------------------------------

Investment in Janus Aspen Series,
  at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                        105,833,338             -              -             -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -   224,130,972              -             -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -             -    345,319,777             -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -             -              -    77,641,966
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                                   -             -              -             -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -             -              -             -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -             -              -             -
Receivable from affiliate                                                  48,595        24,477        118,902        52,126
Receivable for units sold                                                  10,900       166,892        194,595         5,036
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                          105,892,833   224,322,341    345,633,274    77,699,128
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             77,711       253,424        249,062        52,851
Payable for units withdrawn                                                     -             -        258,130         8,042
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          77,711       253,424        507,192        60,893
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders $105,815,122   224,068,917    345,126,082    77,638,235
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                     1,817,576     4,505,765      4,938,272     2,481,552
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           20.26         19.15          23.10         14.73
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                    3,442,667     7,270,898     10,111,685     2,804,435
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          20.04         18.95          22.85         14.65
-------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------


                                                                       -------------------------------------------
                                                                         Flexible     International        Capital
                                                                           Income            Growth   Appreciation
Assets                                                                  Portfolio         Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
     Aggressive Growth Portfolio
        (5,150,041 shares; cost - $90,470,714)                                  -                -               -
     Growth Portfolio (12,128,299
       shares; cost - $177,459,821)                                             -                -               -
     Worldwide Growth Portfolio
       (14,763,565 shares; cost - $285,300,634)                                 -                -               -
     Balanced Portfolio (4,444,303
       shares; cost - $72,670,094)                                              -                -               -
     Flexible Income Portfolio
       (1,218,449 shares; cost - $14,017,277)                          14,353,326                -               -
     International Growth Portfolio
       (3,130,281 shares; cost - $56,025,325)                                   -       57,847,585               -
     Capital Appreciation Portfolio
       (214,897 shares; cost - $2,699,822)                                      -                -       2,712,004
Receivable from affiliate                                                   4,412           34,124             812
Receivable for units sold                                                  42,930                -           1,500
------------------------------------------------------------------------------------------------------------------

Total assets                                                           14,400,668       57,881,709       2,714,316
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                             10,126           40,026          39,487
Payable for units withdrawn                                                53,791        3,175,957           5,254
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                          63,917        3,215,983          44,741
------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable deferred annuity contractholders   14,336,751       54,665,726       2,669,575
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                       280,878        1,004,669          49,257
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           12.52            13.69           12.56
------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                      869,089        3,001,600         163,550
------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          12.45            13.63           12.54
------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations



                                      GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
-------------------------------------------------------------------------------------------------

                                                    S&P 500                         Government
                                                     Index                          Securities
                                                     Fund                             Fund
                                        -------------------------------- -------------------------------
                                               Year ended December 31,          Year ended December 31,
                                             1997       1996       1995      1997       1996       1995
----------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                  4,001,897  23,435,279   411,769         -    1,309,648    565,524
    Expenses - Mortality and expense
      risk charges (note 3)             1,356,740     492,403   139,329   147,796      143,919     83,929
----------------------------------------------------------------------------------------------------------

Net investment income (expense)         2,645,157  22,942,876   272,440  (147,796)   1,165,729    481,595
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)           (899,446)  1,510,464   345,068  (242,895)     (68,248)   (20,275)
      Unrealized appreciation
         (depreciation) on investments 21,611,136 (16,204,375) 2,539,788   987,049    (995,503)   567,616
----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                    20,711,690 (14,693,911) 2,884,856   744,154  (1,063,751)   547,341
----------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                    23,356,847   8,248,965  3,157,296   596,358      101,978  1,028,936
----------------------------------------------------------------------------------------------------------

                                              GE Investments Funds, Inc. (formerly Life
                                                         of Virginia Series Fund, Inc.)
                                      -----------------------------------------------------------------
                                                  Money Market                     Total Return
                                                          Fund                             Fund
                                      --------------------------------- ----------------------------------
                                               Year ended December 31,          Year ended December 31,
                                            1997       1996       1995       1997      1996       1995
--------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                 5,626,589  5,204,323  1,098,198  6,098,862  9,319,880   1,576,466
    Expenses - Mortality and expense
      risk charges (note 3)            1,421,044    980,270    144,841    496,469    357,589     187,419
--------------------------------------------------------------------------------------------------------

Net investment income (expense)        4,205,545  4,224,053    953,357  5,602,393  8,962,291   1,389,047
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
      Net realized gain (loss)        (4,421,730) 1,686,452    312,501   (454,827)   614,446     308,073
      Unrealized appreciation
         (depreciation) on investments 4,383,879 (2,984,484) (757,472)    657,828 (6,827,262)  1,987,241
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                     (37,851) (1,298,032) (444,971)    203,001 (6,212,816)  2,295,314
--------------------------------------------------------------------------------------------------------

Increase in net assets
    from operations                    4,167,694  2,926,021    508,386  5,805,394  2,749,475   3,684,361
--------------------------------------------------------------------------------------------------------


                                                           GE Investments Funds, Inc. (formerly Life
                                                                of Virginia Series Fund, Inc.)
                                                                        (continued)

                                            -------------------------------------------------------------------------------


                                                       International                     Real Estate
                                                             Equity                       Securities
                                                               Fund                             Fund
                                            ---------------------------------     ----------------------------------------
                                                                    Period from                                Period from
                                                                         May 23,                                    May 2,
                                             Year ended   Year ended     1996 to     Year ended   Year ended       1995 to
                                            December 31  December 31 December 31,  December 31,  December 31,  December 31
                                                   1997         1996        1995           1997          1996         1995
-------------------------------------------------------  -----------------------  -----------------------------------------

Investment income:
    Income - Dividends                      2,686,699    1,056,063    31,010      5,456,896      1,627,291       670,339
    Expenses - Mortality and expense risk
      charges (note 3)                        113,987       56,953     4,298        292,230         49,030         2,663
-------------------------------------------------------  -----------------------  -----------------------------------------

Net investment income                       2,572,712      999,110    26,712      5,164,666      1,578,261       667,676
-------------------------------------------------------  -----------------------  -----------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                  665,649       86,537       646      2,710,582        299,159        24,928
    Unrealized appreciation (depreciation)
      on investments                        (1,565,382)    (11,119)   25,880     (1,305,117)     4,059,521     1,049,744
-------------------------------------------------------  ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                  (899,733)      75,418    26,526     1,405,465      4,358,680     1,074,672
-------------------------------------------------------  ------------------------------------------------------------------

Increase in net assets from operations       1,672,979    1,074,528    53,238     6,570,131      5,936,941     1,742,348
-------------------------------------------------------  ------------------------------------------------------------------


                                                     GE Investments Funds, Inc.
                                           (formerly Life of Virginia Series Fund, Inc.)
                                                             (continued)
                                           -------------------------------------------


                                               Global        Value
                                               Income       Equity          Income
                                                 Fund         Fund            Fund
                                            ----------     ----------     ----------
                                            Period from   Period from     Period from
                                                 May 1,        May 1,    December 12,
                                                1997 to       1997 to         1997 to
                                            December 31   December 31    December 31,
                                                   1997          1997            1997
------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                         300,672       142,788          58,034
    Expenses - Mortality and expense risk
      charges (note 3)                           2,982        38,307          14,197
------------------------------------------------------------------------------------

Net investment income                          297,690       104,481         43,837
-----------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain (loss)                     2,417      357,048         (6,710)
    Unrealized appreciation (depreciation)
      on investments                          (124,348)     885,799        (12,199)
-----------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                 (121,931)   1,242,847        (18,909)
-----------------------------------------------------------------------------------

Increase in net assets from operations         175,759    1,347,328         24,928
-----------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------

                                 Oppenheimer Variable Account Funds
                                 -----------------------------------

                                                 Money
                                                  Fund
                                 ----------------------------------
                                           Year ended December 31,
                                         1997       1996       1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends              $   110,711    175,537   303,556
    Expenses - Mortality and expense
       risk charges (note 3)             25,908     40,663     64,415
---------------------------------------------------------------------

Net investment income (expense)          84,803    134,874    239,141
---------------------------------------------------------------------

Net  realized and unrealized gain
  (loss) on investments:
      Net realized gain                     -          -          -
      Unrealized appreciation
         (depreciation) on investments      -          -          -
--------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                          -          -          -
--------------------------------------------------------------------

Increase in net assets
     from operations                   $ 84,803    134,874    239,141
--------------------------------------------------------------------



                            Oppenheimer Variable Account Funds (continued)
                            ---------------------------------------------

                                              Bond
                                              Fund
                                 -----------------------------------
                                       Year ended December 31,
                                     1997       1996       1995
---------------------------------------------------------------------

Investment income:
    Income - Dividends               2,260,511  1,774,226 1,222,079
    Expenses - Mortality and expense
       risk charges (note 3)           437,693    336,825   220,766
---------------------------------------------------------------------

Net investment income (expense)      1,822,818  1,437,401 1,001,313
---------------------------------------------------------------------

Net realized and unrealized gain
 (loss) on investments:
      Net realized gain                187,695    106,242     53,120
      Unrealized appreciation
         (depreciation) on investments 663,371   (442,815) 1,654,610
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments              851,066   (336,573) 1,707,730
---------------------------------------------------------------------

Increase in net assets
     from operations                 2,673,884  1,100,828  2,709,043
---------------------------------------------------------------------

                          Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------
                                                 Capital
                                            Appreciation
                                                    Fund
                                ------------------------------------
                                         Year ended December 31,
                                      1997       1996         1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               8,221,818  6,069,096    331,803
    Expenses - Mortality and expense
       risk charges (note 3)         2,381,196  1,506,102    868,053
---------------------------------------------------------------------

Net investment income (expense)      5,840,622  4,562,994   (536,250)
---------------------------------------------------------------------

Net  realized and unrealized gain
   (loss) on investments:
      Net realized gain              6,868,228  6,301,279  1,666,666
      Unrealized appreciation
         (depreciation) on
         investments)                5,927,622  7,478,382 18,977,772
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          12,795,850  13,779,661 20,644,438
----------------------------------------------------------------------

Increase in net assets
     from operations               18,636,472  18,342,655 20,108,188
----------------------------------------------------------------------





                                  Oppenheimer Variable Account Funds (continued)
                                  ---------------------------------------------

                                                      Growth
                                                        Fund
                                          ---------------------------------
                                                     Year ended December 31,
                                                   1997      1996      1995
----------------------------------------------------------------------------

Investment income:
    Income - Dividends                       4,911,400  3,110,376   393,011
    Expenses - Mortality and expense
       risk charges (note 3)                 1,372,378    599,846   265,718
----------------------------------------------------------------------------

Net investment income (expense)              3,539,022  2,510,530   127,293
----------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain                      5,826,603  1,959,742   739,151
      Unrealized appreciation
         (depreciation) on
         investments)                       11,621,155 5,568,726  5,287,316
----------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments                   17,447,758 7,528,468  6,026,467
----------------------------------------------------------------------------

Increase in net assets
     from operations                       20,986,780 10,038,998 6,153,760
----------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-------------------------------------------------------------------------------------------------------

                                             Oppenheimer Variable Account Funds (continued)
                                 ----------------------------------------------------------------------
                                               High                            Multiple
                                             Income                          Strategies
                                               Fund                                Fund
                                 -------------------------------- -------------------------------------
                                         Year ended December 31,          Year ended December 31,
                                      1997       1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $9,138,791  6,387,294  3,582,283  4,485,399  3,343,955 2,521,297
    Expenses - Mortality and expense
      risk charges (note 3)          1,397,317    825,956    471,932    794,598    571,993   410,701
------------------------------------------------------------------------------------------------------

Net investment income                7,741,474  5,561,338  3,110,351  3,690,801  2,771,962 2,110,596
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       1,298,149    763,575   (105,319) 1,435,981   701,256    353,442
      Unrealized appreciation
         (depreciation) on
         investments)                2,089,422  2,079,281  2,497,291  4,025,778  2,786,345 3,750,075
-----------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           3,387,571   2,842,856  2,391,972  5,461,759  3,487,601 4,103,517
-----------------------------------------------------------------------------------------------------

Increase in net assets
     from operations              $11,129,045   8,404,194  5,502,323  9,152,560  6,259,563 6,214,113
-----------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Variable Insurance Products Fund
                                 --------------------------------------------------------------------------------------------------
                                                                                High                          Equity-
                                            Money Market                      Income                           Income
                                               Portfolio                   Portfolio                        Portfolio
                                 -------------------------------- -----------------------------------------------------------------
                                        Year ended December 31,          Year ended December 31,          Year ended December 31,
                                   1997       1996       1995      1997       1996      1995        1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends           $843,023  1,655,033  3,320,468  1,930,318  2,780,632 1,144,671  42,510,440  12,605,854 10,037,638
    Expenses - Mortality and expense
      risk charges (note 3)       212,121    382,911    699,880    277,254    332,922   297,241   6,650,343   4,253,036  2,138,272
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)   630,902  1,272,122  2,620,588  1,653,064  2,447,710   847,430  35,860,097   8,352,818  7,899,366
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)         -          -          -   4,673,705    479,085   425,760  15,417,526   9,394,625  4,284,587
      Unrealized appreciation
         (depreciation) on
         investments                   -          -          -  (2,814,608)   308,688 2,702,738  65,899,106  23,601,942 37,953,951
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                     -          -          -   1,859,097    787,773 3,128,498  81,316,632  32,996,567 42,238,538
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $630,902  1,272,122  2,620,588   3,512,161  3,235,483 3,975,928 117,176,729  41,349,385 50,137,904
-----------------------------------------------------------------------------------------------------------------------------------




                                   Variable Insurance Products Fund
                                ----------------------------------------

                                              Growth
                                           Portfolio (continued)
                                ---------------------------------------
                                       Year ended December 31,
                                     1997         1996        1995
-----------------------------------------------------------------------

Investment income:
    Income - Dividends               9,229,913  13,903,188    567,790
    Expenses - Mortality and expense
      risk charges (note 3)          3,552,903   2,834,086  1,696,933
----------------------------------------------------------------------

Net investment income (expense)      5,677,010  11,069,102 (1,129,143)
----------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      14,576,544   9,229,819  7,510,176
      Unrealized appreciation
         (depreciation) on
         investments)               34,536,532   6,990,625 29,804,134
---------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments          49,113,076   16,220,444 37,314,310
---------------------------------------------------------------------

Increase in net assets from
    operations                     54,790,086   27,289,546 36,185,167
---------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

---------------------------------------------------------------------------------------------------------------------------------

                                           Variable Insurance Products Fund              Variable Insurance Products Fund II
                                          --------------------------------    ---------------------------------------------------
                                                                                       Asset
                                                     Overseas                         Manager                         Contrafund
                                                     Portfolio                       Portfolio                        Portfolio
                                          -------------------------------      ------------------------------- ---------------------


                                                                                                          Year ended    Year ended
                                               Year ended December 31,    Year ended December 31,       December 31,  December 31,
                                               1997       1996      1995     1997       1996       1995         1997          1996
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                   $9,303,257  2,309,161   644,375   52,909,448  27,801,550  9,085,957  4,672,962     634,656
    Expenses - Mortality and expense
     risk charges (note 3)                1,401,167  1,245,263   999,548    5,474,604   4,059,911  4,926,810  2,588,608   1,322,883
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)           7,902,090  1,063,898  (355,173)  47,434,844  23,741,639  4,159,147  2,084,354    (688,227)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
    Net realized gain                     6,802,686  2,693,770   734,798    9,093,636   7,507,674  1,958,733  9,468,307   2,738,082
    Unrealized appreciation
       (depreciation) on investments     (3,387,543) 7,585,836 6,428,977   24,430,304  23,008,153 55,306,129  26,750,686 17,275,767
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on
  investments                             3,415,143 10,279,606 7,163,775   33,523,940  30,515,827 57,264,862  36,218,993 20,013,849
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations $ 11,317,233 11,343,504 6,808,602   80,958,784  54,257,466 61,424,009  38,303,347 19,325,622
-----------------------------------------------------------------------------------------------------------------------------------

                                             Variable Insurance Products     Variable Insurance Products
                                                  Fund II (continued)                     Fund III
                                           -----------------------------      --------------------------
                                                                              Growth &        Growth
                                             Contrafund                         Income  Opportunities
                                             Portfolio                       Portfolio     Portfolio
                                           -------------                     ---------    ----------
                                            Period from                     Period from    Period from
                                             January 5,                          May 1,         May 1,
                                                1995 to                         1997 to        1997 to
                                             December 3                    December 31,   December 31,
                                                   1995                            1997           1997
-------------------------------------------------------                      -------------------------

Investment income:
    Income - Dividends                       784,088                                -          -
    Expenses - Mortality and expense risk
      charges (note 3)                       323,922                           53,296     69,440
-----------------------------------------------------                      -------------------------

Net investment income (expense)              460,166                          (53,296)   (69,440)
-----------------------------------------------------                      -------------------------

Net realized and unrealized gain (loss) on
  investments:
    Net realized gain                        905,255                          103,153     67,071
    Unrealized appreciation (depreciation)
       on investments                      4,218,866                          458,100  1,055,758
-----------------------------------------------------                       -----------------------

Net realized and unrealized gain on
  investments                              5,124,121                          561,253  1,122,829
-----------------------------------------------------                       -----------------------

Increase in net assets from operations      5,584,287                         507,957  1,053,389
-------------------------------------------------------                      ----------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


------------------------------------------------------------------------------------------------------

                                                 Neuberger & Berman Advisers Management Trust
                                 ---------------------------------------------------------------------
                                            Balanced                           Bond
                                            Portfolio                        Portfolio
                                 -------------------------------- ------------------------------------
                                            Year ended December 31,          Year ended December 31,
                                     1997           1996       1995      1997       1996       1995
-------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends              $1,992,971      5,226,886    748,770   550,544  1,231,424   958,338
    Expenses - Mortality and expense
       risk charges (note 3)           337,918        381,777    385,789    99,586    151,484   210,707
-----------------------------------------------    ----------------------------------------------------

Net investment income                1,655,053      4,845,109    362,981   450,958  1,079,940   747,631
-----------------------------------------------    ----------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)       5,097,861        419,822    895,552    12,018   (136,701)   45,793
      Unrealized appreciation
         (depreciation) on
         investments)               (2,501,835)    (3,501,201) 5,264,633   (23,525)  (646,673)  816,276
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments            2,596,026     (3,081,379) 6,160,185   (11,507)  (783,374)  862,069
------------------------------------------------------------------------------------------------------

Increase in net assets from
    operations                  $    4,251,079     1,763,730   6,523,166   439,451    296,566 1,609,700
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------

                                    Neuberger & Berman Advisers
                                    Management Trust (continued)
                                 -----------------------------------
                                          Growth
                                         Portfolio
                                 -----------------------------------
                                         Year ended December 31,
                                       1997       1996      1995
--------------------------------------------------------------------

Investment income:
    Income - Dividends               903,849  1,152,528    246,676
    Expenses - Mortality and expense
       risk charges (note 3)         132,989    146,484    127,144
--------------------------------------------------------------------

Net investment income                 770,860  1,006,044    119,532
--------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
      Net realized gain (loss)      2,304,768    315,046    242,067
      Unrealized appreciation
         (depreciation) on
         investments)                (880,241)  (363,320) 1,957,190
--------------------------------------------------------------------

Net realized and unrealized gain
    (loss) on investments           1,424,527    (48,274) 2,199,257
--------------------------------------------------------------------

Increase in net assets from
    operations                      2,195,387    957,770  2,318,789
---------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


-----------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors Insurance
                                                                                       Series
                                 --------------------------------------------------------------------------------------
                                            American              High Income
                                            Leaders                 Bond                          Utility
                                            Fund II               Fund II                         Fund II
                                 --------------------- ------------------------------- --------------------------------
                           Year ended     Period from   Year ended    Year ended  Period from   Year ended   Year ended Period from
                         December 31,  May 6, 1996 to  December 31, December 31,  February 3, December 31, December 31, January 27,
                                 1997    December 31,         1997          1996      1995 to         1997         1996     1995 to
                                                 1996                            December 31,                          December 31,
                                                                                         1995                                  1995


----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends         $228,362     15,977      1,129,533       579,337     45,272     1,046,132       766,616    223,744
    Expenses - Mortality
       and expense risk
       charges (note 3)         228,448     12,003        302,211        87,381      6,392       326,253       243,314     61,497
----------------------------------------------------------------------------------------------------------------------------------

Net investment income
    (expense)                       (86)     3,974        827,322       491,956     38,880       719,879       523,302    162,247
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) on
    investments:
      Net realized gain
         (loss)                 544,140     29,680        630,351        31,769      3,368       731,431       336,527     90,613
      Unrealized appreciation
         (depreciation) on
         investments          3,385,309    162,046      1,256,745       424,014     26,388     4,302,272     1,113,241    914,307
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized
    gain (loss) loss
    on investments            3,929,449    191,726      1,887,096       455,783     29,756     5,033,703     1,449,768  1,004,920
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
    assets from operations   $3,929,363    195,700      2,714,418       947,739     68,636     5,753,582     1,973,070  1,167,167
----------------------------------------------------------------------------------------------------------------------------------

                                                                   Alger American
                                ----------------------------------------------------------------
                                             Small
                                              Cap                           Growth
                                           Portfolio                       Portfolio
                                -------------------------------- -------------------------------

                                                         Period from                            Period from
                                                          October 3,                             October 4,
                                Year ended   Year ended      1995 to   Year ended   Year ended      1995 to
                              December 31, December 31, December 31, December 31, December 31, December 31,
                                      1997         1996        1995          1997         1996         1995
-----------------------------------------------------------------------------------------------------------

Investment income:
    Income - Dividends                2,044,748   105,411          -       528,437    668,828          -
    Expenses - Mortality and expense
      risk charges (note 3)             799,242   414,206      9,745       811,338    358,846      6,776
----------------------------------------------------------------------------------------------------------

Net investment income (expense)       1,245,506  (308,795)    (9,745)     (282,901)   309,982     (6,776)
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
   (loss) on investments:
      Net realized gain (loss)         411,624  (122,299)   (20,417)     3,954,588    315,644     (2,380)
      Unrealized appreciation
         (depreciation) on
         investments)                4,016,910   (80,937)   (25,048)     8,095,163  2,224,353     27,240
-----------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     loss) on investments            4,428,534  (203,236)   (45,465)     12,049,751 2,539,997     24,860
-----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                 5,674,040  (512,031)   (55,210)     11,766,850 2,849,979     18,084
------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of Operations, Continued


-----------------------------------------------------------------

                                                PBHG Insurance
                                                 Series Fund
                                            ---------------------
                                                 PBHG
                                            Large Cap          PBHG
                                               Growth     Growth II
                                            Portfolio     Portfolio
                                            ----------   ----------

                                             Period from  Period from
                                                  May 1,       May 1,
                                                 1997 to      1997 to
                                            December 31, December 31,
                                                    1997         1997
-------------------------------------------------------------------------

Investment income:
    Income - Dividends                           $      -          -
    Expenses - Mortality and expense
      risk charges (note 3)                        17,112     30,512
---------------------------------------------------------------------

Net investment income (expense)                   (17,112)   (30,512)
---------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
      Net realized gain                            13,525      7,643
      Unrealized appreciation
         (depreciation) on investments            149,898    (89,829)
---------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                163,423    (82,186)
---------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $ 146,311   (112,698)
---------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------

                                                                                      Janus Aspen Series
                                                    --------------------------------------------------------------------------
                                                                Aggressive
                                                                  Growth                                Growth
                                                                Portfolio                             Portfolio
                                                    ------------------------------------  ------------------------------------
                                                                 Year ended                            Year ended
                                                                December 31,                          December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $         -      755,467      701,550   5,821,316    3,316,849    1,774,926
   Expenses - Mortality and expense risk charges
     (note 3)                                       1,187,720      880,271      464,496   2,533,302    1,496,337      686,203
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     (1,187,720)   (124,804)     237,054   3,288,014    1,820,512    1,088,723
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                6,675,700    3,422,984    1,735,504   9,346,395    4,286,543    1,220,855
   Unrealized appreciation (depreciation) on
     investments                                    5,540,954      109,555    7,840,280   23,212,981  11,457,707   11,886,046
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     12,216,654   3,532,539    9,575,784   32,559,376  15,744,250   13,106,901
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 11,028,934   3,407,735    9,812,838   35,847,390  17,564,762   14,195,624
------------------------------------------------------------------------------------------------------------------------------

                                                      Janus Aspen Series (continued)
                                                  --------------------------------------
                                                                 Worldwide
                                                                  Growth
                                                                Portfolio
                                                    ------------------------------------
                                                                 Year ended
                                                                December 31,
                                                         1997              1996    1995
----------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                               4,490,822    2,094,632      225,282
   Expenses - Mortality and expense risk charges
     (note 3)                                       3,656,021    1,418,611      477,320
----------------------------------------------------------------------------------------

Net investment income (expense)                       834,801      676,021     (252,038)
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                11,585,008   5,069,677      439,501
   Unrealized appreciation (depreciation) on
     investments                                    32,530,512  18,944,795    9,549,318
----------------------------------------------------------------------------------------

Net realized and unrealized gain on investments     44,115,520  24,014,472    9,988,819
----------------------------------------------------------------------------------------

Increase in net assets from operations              44,950,321  24,690,493    9,736,781
----------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

------------------------------------------------------------------------------------------------------------------------------
                                                                          Janus Aspen Series (continued)
                                                    --------------------------------------------------------------------------
                                                                                                       Flexible
                                                                 Balanced                               Income
                                                                Portfolio                             Portfolio
                                                  --------------------------------------  ------------------------------------
                                                                              Period from                          Period from
                                                                              October 11,                          October 13,
                                                     Year ended   Year ended       1995 to            Year ended       1995 to
                                                    December 31,December 31, December 31,           December 31,   December 31,
                                                         1997         1996         1995        1997         1996         1995
------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income - Dividends                             $ 1,376,630      283,521       12,299     699,223      288,802       20,133
   Expenses - Mortality and expense risk charges
     (note 3)                                         445,275      113,425        2,009     120,354       40,424          980
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       931,355      170,096       10,290     578,869      248,378       19,153
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                1,239,519      122,576        9,364      86,470        4,524           29
   Unrealized appreciation (depreciation) on
     investments                                    4,013,343      920,620       37,909     269,390       68,898       (2,240)
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       5,252,862    1,043,196       47,273     355,860       73,422       (2,211)
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $ 6,184,217    1,213,292       57,563     934,729      321,800       16,942
------------------------------------------------------------------------------------------------------------------------------


                                                       Janus Aspen Series (continued)
                                                  -----------------------------------------
                                                      International              Capital
                                                             Growth         Appreciation
                                                          Portfolio            Portfolio
                                                    -----------------------  --------------
                                                                  Period from   Period from
                                                                  May 3, 1996   May 2, 1997
                                                                   Year ended            to
                                                    December 31, December 31,  December 31,
                                                            1997         1996          1997
-------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                                 348,585       54,433            8,437
   Expenses - Mortality and expense risk charges
     (note 3)                                         516,236       45,378            9,981
--------------------------------------------------------------------------------------------

Net investment income (expense)                      (167,651)       9,055           (1,544)
--------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
   Net realized gain                                3,329,942      187,391           31,894
   Unrealized appreciation (depreciation) on
     investments                                    1,235,644      586,615           12,182
--------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments                                       4,565,586      774,006           44,076
--------------------------------------------------------------------------------------------

Increase in net assets from operations              4,397,935      783,061           42,532
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Statements of  Changes in Net Assets



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                                                     (formerly Life of Virginia Series Fund, Inc.)
                                                                               ----------------------------------------------------
                                                                                                  S&P 500
                                                                                                   Index
                                                                                                    Fund
                                                                               ---------------------------------------------------
                                                                                                Year ended December 31,
                                                                                       1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        $     2,645,157         22,942,876            272,440
     Net realized gain (loss)                                                      (899,446)         1,510,464            345,068
     Unrealized appreciation (depreciation)
         on investments                                                          21,611,136        (16,204,375)         2,539,788
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                           23,356,847          8,248,965          3,157,296
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                40,575,050         18,225,715          7,357,078
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                                      (1,735,027)           (77,864)          (143,652)
             Surrenders                                                          (3,415,596)        (1,079,082)          (306,506)
             Administrative expense (note 3)                                       (102,362)           (45,091)           (22,813)
             Transfer gain (loss) and transfer fees                                  (4,503)             7,463             (8,822)
         Transfers (to) from the Guarantee
             Account (note 1)                                                    14,747,561          3,139,208            695,771
     Interfund transfers                                                         24,135,903          5,665,381          5,341,899
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 74,201,026         25,835,730         12,912,955
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           97,557,873         34,084,695         16,070,251

Net assets at beginning of year                                                  55,868,451         21,783,756          5,713,505
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                   $   153,426,324         55,868,451         21,783,756
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                      --------------------------------------------------------------------------
                                                                          Government
                                                                          Securities
                                                                             Fund
                                                      ------------------------------------------------------
                                                                             Year ended December 31,
                                                                1997                1996               1995
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                        (147,796)          1,165,729            481,595
     Net realized gain (loss)                               (242,895)            (68,248)           (20,275)
     Unrealized appreciation (depreciation)
         on investments                                      987,049            (995,503)           567,616
-------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                       596,358             101,978          1,028,936
-------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          1,053,538           3,734,757          1,619,783
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                  (64,230)            (76,802)           (44,216)
             Surrenders                                     (666,510)           (492,750)          (500,706)
             Administrative expense (note 3)                 (18,501)            (21,731)           (17,040)
             Transfer gain (loss) and transfer fees          (36,688)              8,420             (9,439)
         Transfers (to) from the Guarantee
             Account (note 1)                                827,432             135,548             60,927
     Interfund transfers                                 (14,821,369)            (65,339)         2,038,922
-------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions         (13,726,328)          3,222,103          3,148,231
-------------------------------------------------------------------------------------------------------------

Increase in net assets                                   (13,129,970)          3,324,081          4,177,167

Net assets at beginning of year                           13,129,970           9,805,889          5,628,722
-------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          -          13,129,970          9,805,889
-------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------

                                                                    GE Investments Funds, Inc.
                                                      (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                      ----------------------------------------------------------

                                                                              Money Market
                                                                                  Fund
                                                           -------------------------------------------------
                                                                           Year ended December 31,
                                                                   1997              1996             1995
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                          4,205,545         4,224,053           953,357
     Net realized gain (loss)                                (4,421,730)        1,686,452           312,501
     Unrealized appreciation (depreciation)
         on investments                                       4,383,879        (2,984,484)         (757,472)
------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        4,167,694         2,926,021           508,386
------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                           107,140,555       153,728,177        52,511,585
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                  (1,753,311)         (781,386)           (4,954)
             Surrenders                                     (18,383,973)       (8,255,412)       (2,099,100)
             Administrative expense (note 3)                   (134,339)          (78,769)          (17,072)
             Transfer gain (loss) and transfer fees            (130,614)           28,173            52,426
         Transfers (to) from the Guarantee
             Account (note 1)                                10,195,112         4,298,099         4,957,966
     Interfund transfers                                    (67,593,593)      (93,981,321)      (30,878,764)
------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions             29,339,837        54,957,561        24,522,087
------------------------------------------------------------------------------------------------------------

Increase in net assets                                       33,507,531        57,883,582        25,030,473

Net assets at beginning of year                              90,187,173        32,303,591         7,273,118
------------------------------------------------------------------------------------------------------------

Net assets at end of year                                   123,694,704        90,187,173        32,303,591
------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------

                          GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.) (continued)
--------------------------------------------------------------------------------------------------------------

                                                                            Total Return
                                                                                Fund
--------------------------------------------------------------------------------------------------------------
                                                                                Year ended December 31,
                                                                    1997              1996               1995
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             5,602,393         8,962,291          1,389,047
     Net realized gain (loss)                                     (454,827)          614,446            308,073
     Unrealized appreciation (depreciation)
         on investments                                            657,828        (6,827,262)         1,987,241
----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           5,805,394         2,749,475          3,684,361
----------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                5,641,626         8,515,814          4,777,568
     Transfers (to) from the general account of
         Life of Virginia:
             Death benefits                                       (271,179)         (153,153)          (184,615)
             Surrenders                                         (2,558,265)         (946,894)          (685,070)
             Administrative expense (note 3)                       (60,731)          (51,588)           (40,610)
             Transfer gain (loss) and transfer fees                (15,082)          (69,616)             5,627
         Transfers (to) from the Guarantee
             Account (note 1)                                    2,622,768           919,901            401,449
     Interfund transfers                                          (231,875)           75,151          2,419,115
----------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                 5,127,262         8,289,615          6,693,464
----------------------------------------------------------------------------------------------------------------

Increase in net assets                                          10,932,656        11,039,090         10,377,825

Net assets at beginning of year                                 33,594,461        22,555,371         12,177,546
----------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       44,527,117        33,594,461         22,555,371
----------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



----------------------------------------------------------------------------------------------------------------------------------

                                                     GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                                   (continued)
                                                                   ---------------------------------------------


                                                                                 International
                                                                                     Equity
                                                                                      Fund
                                                                   --------------------------------------------
                                                                                                    Period from
                                                                                                       May 23,
                                                                    Year ended         Year ended      1995 to
                                                                    December 31,      December 31,   December 31,
                                                                        1997               1996         1995
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                         $  2,572,712          999,110        26,712
     Net realized gain (loss)                                           665,649           86,537           646
     Unrealized appreciation (depreciation) on investments           (1,565,382)         (11,119)       25,880
-------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                1,672,979          1,074,528        53,238
-------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     1,854,537          2,563,735       332,761
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (2,360)            (3,522)       (2,053)
         Surrenders                                                    (349,063)          (103,501)       (1,796)
         Administrative expense (note 3)                                (10,458)            (6,060)         (661)
         Transfer gain and transfer fees                                 49,348            (92,027)        1,565
         Capital contribution                                                 -         10,925,561             -
     Transfers from the Guarantee Account (note 1)                    1,095,648            557,466       101,612
     Interfund transfers                                                664,758          1,263,184     1,237,114
-------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      3,302,410         15,104,836     1,668,542
-------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                4,975,389         16,179,364     1,721,780

Net assets at beginning of period                                    17,901,144          1,721,780             -
-------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        $ 22,876,533         17,901,144     1,721,780
-------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc. (formerly Life of Virginia
                                                                                      Series Fund, Inc.) (continued)
                                                                            -------------------------------------------------------


                                                                                                 Real Estate
                                                                                                 Securities
                                                                                                    Fund
                                                                            -------------------------------------------------------
                                                                                                                       Period from
                                                                                                                            May 2,
                                                                                 Year ended          Year ended            1995 to
                                                                                 December 31,       December 31,       December 31,
                                                                                       1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                        5,164,666           1,578,261            667,676
     Net realized gain (loss)                                                     2,710,582             299,159             24,928
     Unrealized appreciation (depreciation) on investments                       (1,305,117)          4,059,521          1,049,744
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            6,570,131           5,936,941          1,742,348
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                10,679,221           2,949,990            301,414
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             (18,462)                  -             (1,392)
         Surrenders                                                                (654,786)            (41,760)            (1,136)
         Administrative expense (note 3)                                            (19,846)             (3,136)              (286)
         Transfer gain and transfer fees                                            122,915            (107,856)             1,212
         Capital contribution                                                             -                   -         10,000,000
     Transfers from the Guarantee Account (note 1)                                4,443,497             539,647             70,614
     Interfund transfers                                                          5,849,780           4,063,439            261,308
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 20,402,319           7,400,324         10,631,734
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           26,972,450          13,337,265         12,374,082

Net assets at beginning of period                                                25,711,347          12,374,082                  -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      52,683,797          25,711,347         12,374,082
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                GE Investments Funds, Inc.
                                                                (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                ----------------------------------------------------------------


                                                                              Global              Value
                                                                              Income              Equity            Income
                                                                               Fund                Fund              Fund
                                                                         ------------------  ----------------- -----------------
                                                                               Period from        Period from       Period from
                                                                                    May 1,             May 1,      December 12,
                                                                                   1997 to            1997 to          1997 to
                                                                              December 31,        December 31,     December 31,
                                                                                      1997               1997              1997
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                         297,690            104,481            43,837
     Net realized gain (loss)                                                        2,417            357,048            (6,710)
     Unrealized appreciation (depreciation) on investments                        (124,348)           885,799           (12,199)
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                             175,759          1,347,328            24,928
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  198,123          3,244,942            19,521
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                                  -             (1,960)                -
         Surrenders                                                                 (5,701)           (75,503)          (59,137)
         Administrative expense (note 3)                                              (209)            (1,938)           (2,414)
         Transfer gain and transfer fees                                              (472)            15,109              (467)
         Capital contribution                                                    5,000,000          3,000,000                 -
     Transfers from the Guarantee Account (note 1)                                 234,749          2,034,025            52,096
     Interfund transfers                                                           513,049          6,338,005        21,976,333
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 5,939,539         14,552,680        21,985,932
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           6,115,298         15,900,008        22,010,860

Net assets at beginning of period                                                        -                  -                 -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      6,115,298         15,900,008        22,010,860
--------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                                Oppenheimer Variable Account Funds
                                                                     --------------------------------------------------------

                                                                                             Money
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $            84,803            134,874            239,141
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                         84,803            134,874            239,141
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                 440              1,000          1,236,189
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                             -            (25,650)                 -
         Surrenders                                                      $    (84,605)          (248,877)          (534,163)
         Administrative expense (note 3)                                            -             (7,741)           (12,911)
         Transfer gain (loss) and transfer fees                                (4,611)            (6,711)           (10,807)
     Transfers (to) from the Guarantee Account (note 1)                        (9,897)           (72,686)          (522,980)
     Interfund transfers                                                   (2,736,806)        (1,858,335)        (3,724,005)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (2,835,479)        (2,219,000)        (3,568,677)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          (2,750,676)        (2,084,126)        (3,329,536)

Net assets at beginning of year                                             2,750,676          4,834,802          8,164,338
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -          2,750,676          4,834,802
-----------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                  --------------------------------------------------------

                                                                                          Bond
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    1,822,818           1,437,401          1,001,313
     Net realized gain                                                    187,695             106,242             53,120
     Unrealized appreciation (depreciation) on investments                663,371            (442,815)         1,654,610
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  2,673,884           1,100,828          2,709,043
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       3,472,666           6,447,661          3,897,393
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (234,610)           (255,232)          (103,070)
         Surrenders                                                    (2,350,488)         (1,174,644)        (1,044,752)
         Administrative expense (note 3)                                  (53,814)            (47,633)           (43,224)
         Transfer gain (loss) and transfer fees                           (12,509)             15,212            (70,035)
     Transfers (to) from the Guarantee Account (note 1)                 3,535,189           1,424,034            277,812
     Interfund transfers                                                1,076,424           1,248,636          1,434,738
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions             5,432,858           7,658,034          4,348,862
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       8,106,742           8,758,862          7,057,905

Net assets at beginning of year                                        31,638,941          22,880,079         15,822,174
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              39,745,683          31,638,941         22,880,079
--------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                         Oppenheimer Variable Account Funds (continued)
                                                                 --------------------------------------------------------
                                                                                        Capital
                                                                                      Appreciation
                                                                                          Fund
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    5,840,622          4,562,994          (536,250)
     Net realized gain                                                  6,868,228          6,301,279         1,666,666
     Unrealized appreciation (depreciation) on investments              5,927,622          7,478,382        18,977,772
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 18,636,472         18,342,655        20,108,188
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      25,418,900         35,523,585        13,056,769
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (450,528)          (577,949)         (315,870)
         Surrenders                                                    (7,755,383)        (5,679,609)       (3,725,572)
         Administrative expense (note 3)                                 (291,649)          (237,053)         (179,980)
         Transfer gain (loss) and transfer fees                           (53,714)          (234,268)         (110,449)
     Transfers (to) from the Guarantee Account (note 1)                13,461,161          5,093,547           910,511
     Interfund transfers                                                   37,796         16,982,928           899,125
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            30,366,583         50,871,181        10,534,534
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      49,003,055         69,213,836        30,642,722

Net assets at beginning of year                                       158,844,181         89,630,345        58,987,623
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             207,847,236        158,844,181        89,630,345
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                ------------------------------------------------------

                                                                                           Growth
                                                                                             Fund
                                                                ------------------------------------------------------
                                                                                     Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   3,539,022         2,510,530            127,293
     Net realized gain                                                 5,826,603         1,959,742            739,151
     Unrealized appreciation (depreciation) on investments            11,621,155         5,568,726          5,287,316
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                20,986,780        10,038,998          6,153,760
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     31,719,458        15,322,231          8,623,363
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (350,617)         (246,052)           (11,683)
         Surrenders                                                   (5,238,134)       (1,802,707)          (531,276)
         Administrative expense (note 3)                                (138,883)          (79,593)           (49,718)
         Transfer gain (loss) and transfer fees                          (28,403)           (9,390)            (2,381)
     Transfers (to) from the Guarantee Account (note 1)               12,928,357         2,323,647            807,793
     Interfund transfers                                              11,277,889         8,265,699          5,644,624
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           50,169,667        23,773,835         14,480,722
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     71,156,447        33,812,833         20,634,482

Net assets at beginning of year                                       67,859,369        34,046,536         13,412,054
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            139,015,816        67,859,369         34,046,536
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer Variable Account Funds (continued)
                                                                     --------------------------------------------------------
                                                                                              High
                                                                                             Income
                                                                                              Fund
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         7,741,474          5,561,338          3,110,351
     Net realized gain (loss)                                               1,298,149            763,575           (105,319)
     Unrealized appreciation (depreciation) on investments                  2,089,422          2,079,281          2,497,291
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,129,045          8,404,194          5,502,323
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          21,931,355         22,356,655         11,530,804
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (689,590)          (693,092)           (69,961)
         Surrenders                                                        (5,920,831)        (2,655,530)        (1,461,891)
         Administrative expense (note 3)                                     (139,006)          (100,320)           (73,580)
         Transfer gain (loss) and transfer fees                              (112,330)           (25,953)           144,255
     Transfers (to) from the Guarantee Account (note 1)                    12,750,648          3,777,050          1,497,477
     Interfund transfers                                                   23,573,698          9,730,803          2,860,809
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           51,393,944         32,389,613         14,427,913
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     62,522,989         40,793,807         19,930,236

Net assets at beginning of year                                            85,762,637         44,968,830         25,038,594
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $       148,285,626         85,762,637         44,968,830
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                     Oppenheimer Variable Account Funds (continued)
                                                                  -------------------------------------------------------
                                                                                        Multiple
                                                                                       Strategies
                                                                                          Fund
                                                                  -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                             1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              3,690,801           2,771,962          2,110,596
     Net realized gain (loss)                                           1,435,981             701,256            353,442
     Unrealized appreciation (depreciation) on investments              4,025,778           2,786,345          3,750,075
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  9,152,560           6,259,563          6,214,113
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       9,089,218           8,520,761          4,566,130
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (332,263)           (389,751)          (183,215)
         Surrenders                                                    (4,493,985)         (2,097,537)        (1,641,635)
         Administrative expense (note 3)                                 (119,442)           (104,392)           (93,990)
         Transfer gain (loss) and transfer fees                            (8,995)            (27,395)           (65,699)
     Transfers (to) from the Guarantee Account (note 1)                 4,101,390           1,507,791            282,847
     Interfund transfers                                                  516,158             198,943            787,704
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        8,752,081           7,608,420          3,652,142
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 17,904,641          13,867,983          9,866,255

Net assets at beginning of year                                        54,118,912          40,250,929         30,384,674
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              72,023,553          54,118,912         40,250,929
-------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                                     --------------------------------------------------------

                                                                                          Money Market
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $           630,902          1,272,122          2,620,588
     Net realized gain                                                              -                  -                  -
     Unrealized appreciation (depreciation) on investments                          -                  -                  -
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        630,902          1,272,122          2,620,588
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             (28,472)           117,921         36,176,530
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (193,170)          (458,667)           103,982
         Surrenders                                                        (1,206,916)        (2,213,343)        (4,660,173)
         Administrative expense (note 3)                                      (39,130)           (65,257)          (121,073)
         Transfer gain (loss) and transfer fees                                86,971           (204,381)            49,754
     Transfers (to) from the Guarantee Account (note 1)                       (27,901)          (661,457)          (141,309)
     Interfund transfers                                                  (21,205,932)       (23,959,305)       (47,938,008)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (22,614,550)       (27,444,489)       (16,530,297)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (21,983,648)       (26,172,367)       (13,909,709)

Net assets at beginning of year                                            21,983,648         48,156,015         62,065,724
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         21,983,648         48,156,015
-----------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund (continued)
                                                                 --------------------------------------------------------
                                                                                         High
                                                                                        Income
                                                                                       Portfolio
                                                                 -------------------------------------------------------
                                                                                         Year ended December 31,
                                                                            1997                1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   1,653,064           2,447,710            847,430
     Net realized gain                                                 4,673,705             479,085            425,760
     Unrealized appreciation (depreciation) on investments            (2,814,608)            308,688          2,702,738
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 3,512,161           3,235,483          3,975,928
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          8,207            (248,987)         7,262,170
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (66,792)            (33,131)          (117,911)
         Surrenders                                                   (2,281,288)         (1,859,776)          (953,927)
         Administrative expense (note 3)                                 (46,012)            (54,571)           (51,018)
         Transfer gain (loss) and transfer fees                          (18,007)            (14,545)           (10,918)
     Transfers (to) from the Guarantee Account (note 1)                  (23,044)           (109,624)           860,461
     Interfund transfers                                             (25,886,326)         (7,008,575)         4,509,566
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (28,313,262)         (9,329,209)        11,498,423
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (24,801,101)         (6,093,726)        15,474,351

Net assets at beginning of year                                       24,801,101          30,894,827         15,420,476
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                      -          24,801,101         30,894,827
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------

                                                                       Variable Insurance Products Fund (continued)
                                                                 --------------------------------------------------------
                                                                                        Equity-
                                                                                         Income
                                                                                       Portfolio
                                                                 ------------------------------------------------------
                                                                                         Year ended December 31,
                                                                             1997               1996              1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   35,860,097          8,352,818         7,899,366
     Net realized gain                                                 15,417,526          9,394,625         4,284,587
     Unrealized appreciation (depreciation) on investments             65,899,106         23,601,942        37,953,951
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                117,176,729         41,349,385        50,137,904
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      78,673,490         91,217,558        63,044,040
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (3,144,602)        (2,317,929)         (623,306)
         Surrenders                                                   (22,544,378)       (12,923,609)       (7,390,359)
         Administrative expense (note 3)                                 (744,663)          (565,181)         (384,060)
         Transfer gain (loss) and transfer fees                          (156,609)           (81,577)         (128,097)
     Transfers (to) from the Guarantee Account (note 1)                34,236,802         14,669,920         8,592,478
     Interfund transfers                                                4,787,401         12,688,430        43,164,815
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            91,107,441        102,687,612       106,275,511
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     208,284,170        144,036,997       156,413,415

Net assets at beginning of year                                       405,298,602        261,261,605       104,848,190
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             613,582,772        405,298,602       261,261,605
-------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------

                                                                      Variable Insurance Products Fund (continued)
                                                                 -----------------------------------------------------

                                                                                       Growth
                                                                                     Portfolio
                                                                 -----------------------------------------------------
                                                                                   Year ended December 31,
                                                                            1997              1996               1995
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   5,677,010        11,069,102         (1,129,143)
     Net realized gain                                                14,576,544         9,229,819          7,510,176
     Unrealized appreciation (depreciation) on investments            34,536,532         6,990,625         29,804,134
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                54,790,086        27,289,546         36,185,167
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                     19,742,111        40,351,417         35,842,400
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                               (1,127,415)       (1,395,457)          (338,418)
         Surrenders                                                  (15,488,583)       (8,362,725)        (5,531,711)
         Administrative expense (note 3)                                (502,085)         (441,506)          (345,393)
         Transfer gain (loss) and transfer fees                          (84,076)         (243,398)            13,309
     Transfers (to) from the Guarantee Account (note 1)                9,277,787         7,334,280          3,842,828
     Interfund transfers                                              (3,139,585)       (3,259,632)        18,922,427
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            8,678,154        33,982,979         52,405,442
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     63,468,240        61,272,525         88,590,609

Net assets at beginning of year                                      251,545,367       190,272,842        101,682,233
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            315,013,607       251,545,367        190,272,842
----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




-----------------------------------------------------------------------------------------------------------------------------


                                                                            Variable Insurance Products Fund (continued)
                                                                      -------------------------------------------------------

                                                                                            Overseas
                                                                                            Portfolio
                                                                      ------------------------------------------------------



                                                                                           Year ended December 31,
                                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                $        7,902,090          1,063,898          (355,173)
     Net realized gain                                                       6,802,686          2,693,770           734,798
     Unrealized appreciation (depreciation) on investments                  (3,387,543)         7,585,836         6,428,977
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      11,317,233         11,343,504         6,808,602
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            5,009,263         11,020,984        10,634,049
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                       (527,674)          (528,522)         (556,976)
         Surrenders                                                         (5,102,924)        (3,972,175)       (3,063,268)
         Administrative expense (note 3)                                      (220,173)          (214,759)         (208,318)
         Transfer gain (loss) and transfer fees                                (38,435)           (85,300)          (53,050)
     Transfers (to) from Guarantee Account (note 1)                          3,378,950          3,116,987           590,771
     Interfund transfers                                                   (12,846,872)        (4,620,473)       (7,084,976)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                (10,347,865)         4,716,742           258,232
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                              969,368         16,060,246         7,066,834

Net assets at beginning of period                                          107,335,253         91,275,007        84,208,173
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $      108,304,621        107,335,253        91,275,007
-----------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------


                                                                        Variable Insurance Products Fund II
                                                                 ---------------------------------------------------------
                                                                                          Asset
                                                                                         Manager
                                                                                        Portfolio
                                                                 --------------------------------------------------------



                                                                                          Year ended December 31,
                                                                              1997               1996               1995
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    47,434,844         23,741,639          4,159,147
     Net realized gain                                                   9,093,636          7,507,674          1,958,733
     Unrealized appreciation (depreciation) on investments              24,430,304         23,008,153         55,306,129
--------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  80,958,784         54,257,466         61,424,009
--------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       12,956,133         15,580,792         21,217,331
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 (2,389,147)        (3,090,108)        (2,849,779)
         Surrenders                                                    (26,860,066)       (23,863,347)       (23,760,769)
         Administrative expense (note 3)                                (1,170,300)        (1,159,170)        (1,245,010)
         Transfer gain (loss) and transfer fees                         (5,281,252)        (2,150,299)          (305,606)
     Transfers (to) from Guarantee Account (note 1)                      4,580,560          2,112,849         (7,015,144)
     Interfund transfers                                               (14,758,069)       (31,512,425)       (58,702,053)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (32,922,141)       (44,081,708)       (72,661,030)
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                       48,036,643         10,175,758        (11,237,021)

Net assets at beginning of period                                      435,838,169        425,662,411        436,899,432
--------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            483,874,812        435,838,169        425,662,411
--------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------


                                                                     Variable Insurance Products Fund II (continued)
                                                                 ------------------------------------------------------

                                                                                      Contrafund
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                                           Period from
                                                                                                            January 5,
                                                                       Year ended        Year ended               1995
                                                                      December 31,       December 31,      December 31,
                                                                             1997              1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    2,084,354          (688,227)           460,166
     Net realized gain                                                  9,468,307         2,738,082            905,255
     Unrealized appreciation (depreciation) on investments             26,750,686        17,275,767          4,218,866
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                 38,303,347        19,325,622          5,584,287
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      39,049,020        41,520,289         26,666,752
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                  (778,781)         (569,391)           (17,699)
         Surrenders                                                    (7,578,528)       (3,409,236)          (676,614)
         Administrative expense (note 3)                                 (239,385)         (139,550)           (42,327)
         Transfer gain (loss) and transfer fees                            (1,813)           (6,491)           (28,134)
     Transfers (to) from Guarantee Account (note 1)                    20,874,655         8,894,897          4,851,438
     Interfund transfers                                                9,642,188        15,486,630         25,426,220
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            60,967,356        61,777,148         56,179,636
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      99,270,703        81,102,770         61,763,923

Net assets at beginning of period                                     142,866,693        61,763,923                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           242,137,396       142,866,693         61,763,923
-----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------

                                                                     Variable Insurance Products
                                                                              Fund III
                                                                ------------------------------------
                                                                        Growth &             Growth
                                                                          Income      Opportunities
                                                                       Portfolio          Portfolio
                                                                ------------------------------------
                                                                    Period from         Period from
                                                                          May 1,             May 1,
                                                                         1997 to            1997 to
                                                                      December 31,     December 31,
                                                                            1997               1997
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                     (53,296)           (69,440)
     Net realized gain                                                   103,153             67,071
     Unrealized appreciation (depreciation) on investments               458,100          1,055,758
----------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   507,957          1,053,389
----------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                      5,782,503          6,759,512
     Transfers (to) from the general account of Life of Virginia
         Death benefits                                                   (2,062)           (11,218)
         Surrenders                                                     (116,741)          (178,411)
         Administrative expense (note 3)                                  (3,046)            (4,370)
         Transfer gain (loss) and transfer fees                          358,955                734
     Transfers (to) from Guarantee Account (note 1)                    2,665,501          2,684,605
     Interfund transfers                                               6,515,155          6,783,534
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions           15,200,265         16,034,386
----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                     15,708,222         17,087,775

Net assets at beginning of period                                              -                  -
----------------------------------------------------------------------------------------------------

Net assets at end of period                                           15,708,222         17,087,775
----------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4




------------------------------------------------------------------------------------------------------------------------------

                                                                           Neuberger & Berman Advisers Management Trust
                                                                     ---------------------------------------------------------
                                                                                            Balanced
                                                                                           Portfolio
                                                                     -------------------------------------------------------
                                                                                              Year ended December 31,
                                                                                 1997               1996               1995
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                        $         1,655,053          4,845,109            362,981
     Net realized gain (loss)                                               5,097,861            419,822            895,552
     Unrealized appreciation (depreciation) on investments                 (2,501,835)        (3,501,201)         5,264,633
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,251,079          1,763,730          6,523,166
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                              (6,001)                 -          2,535,815
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                      (126,435)          (191,199)          (153,937)
         Surrenders                                                        (2,675,228)        (2,074,244)        (1,503,514)
         Administrative expense (note 3)                                      (71,576)           (82,124)           (88,114)
         Transfer gain (loss) and transfer fees                               (78,959)           (12,205)             7,049
         Capital contribution                                                (629,209)                 -                  -
     Transfers (to) from the Guarantee Account (note 1)                      (185,078)           (37,694)          (134,229)
     Interfund transfers                                                  (31,241,057)        (3,810,712)        (2,179,193)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions               (35,013,543)        (6,208,178)        (1,516,123)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                         (30,762,464)        (4,444,448)         5,007,043

Net assets at beginning of year                                            30,762,464         35,206,912         30,199,869
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         $                 -         30,762,464         35,206,912
------------------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------

                                                               Neuberger & Berman Advisers Management Trust (continued)
                                                               --------------------------------------------------------
                                                                                        Bond
                                                                                      Portfolio
                                                                 ------------------------------------------------------
                                                                                        Year ended December 31,
                                                                           1997                1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                              450,958           1,079,940            747,631
     Net realized gain (loss)                                            12,018            (136,701)            45,793
     Unrealized appreciation (depreciation) on investments              (23,525)           (646,673)           816,276
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                  439,451             296,566          1,609,700
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                         1,800                   -          4,761,820
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (196,037)           (225,838)            (7,505)
         Surrenders                                                    (508,821)           (366,908)          (522,591)
         Administrative expense (note 3)                                (15,911)            (24,278)           (37,167)
         Transfer gain (loss) and transfer fees                         (11,476)             (9,665)           (23,158)
         Capital contribution                                                 -                   -                  -
     Transfers (to) from the Guarantee Account (note 1)                 (86,454)            (92,797)           798,511
     Interfund transfers                                             (9,344,589)         (5,700,964)        (9,447,152)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions         (10,161,488)         (6,420,450)        (4,477,242)
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (9,722,037)         (6,123,884)        (2,867,542)

Net assets at beginning of year                                       9,722,037          15,845,921         18,713,463
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                     -           9,722,037         15,845,921
-----------------------------------------------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------

                                                                 Neuberger & Berman Advisers Management Trust (continued)
                                                                 -------------------------------------------------------
                                                                                          Growth
                                                                                        Portfolio
                                                                 -------------------------------------------------------
                                                                                          Year ended December 31,
                                                                              1997               1996              1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                                 770,860          1,006,044           119,532
     Net realized gain (loss)                                            2,304,768            315,046           242,067
     Unrealized appreciation (depreciation) on investments                (880,241)          (363,320)        1,957,190
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   2,195,387            957,770         2,318,789
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            6,456              4,370         2,833,430
     Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    (58,098)           (56,431)          (78,819)
         Surrenders                                                       (247,815)          (415,296)         (251,354)
         Administrative expense (note 3)                                   (22,353)           (25,172)          (23,723)
         Transfer gain (loss) and transfer fees                             (2,057)           (10,420)             (697)
         Capital contribution                                                    -                  -                 -
     Transfers (to) from the Guarantee Account (note 1)                          -            (14,970)           36,976
     Interfund transfers                                               (12,373,616)        (3,652,818)        1,961,133
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions            (12,697,483)        (4,170,737)        4,476,946
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                      (10,502,096)        (3,212,967)        6,795,735

Net assets at beginning of year                                         10,502,096         13,715,063         6,919,328
------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                        -         10,502,096        13,715,063
------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4



---------------------------------------------------------------------------------------------------------

                                                                         Federated Investors Insurance
                                                                                       Series
                                                                  ---------------------------------------
                                                                                     American
                                                                                      Leaders
                                                                                      Fund II
                                                                  ---------------------------------------


                                                                                             Period from
                                                                           Year ended     May 6, 1996 to
                                                                         December 31,       December 31,
                                                                                 1997               1996
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $               (86)             3,974
     Net realized gain                                                        544,140             29,680
     Unrealized appreciation (depreciation)
         on investments                                                     3,385,309            162,046
---------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                       3,929,363            195,700
---------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          13,540,849          2,249,062
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                   (91,917)                 -
             Surrenders                                                      (423,567)           (28,376)
             Administrative expense (note 3)                                  (11,789)              (522)
             Transfer gain (loss) and transfer fees                               791              4,221
     Transfers from the Guarantee Account (note 1)                          4,966,466            146,563
     Interfund transfers                                                    9,208,512          1,208,370
---------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           27,189,345          3,579,318
---------------------------------------------------------------------------------------------------------

Increase in net assets                                                     31,118,708          3,775,018

Net assets at beginning of period                                           3,775,018                  -
---------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        34,893,726          3,775,018
---------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                                                                     Federated Investors Insurance
                                                                                             Series (continued)
                                                                 ----------------------------------------------------------
                                                                                        High Income
                                                                                          Bond
                                                                                         Fund II
                                                                 ----------------------------------------------------------

                                                                                                             Period from
                                                                                                             February 3,
                                                                        Year ended        Year ended            1995 to
                                                                       December 31,      December 31,       December 31,
                                                                              1997              1996               1995
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                       827,322           491,956             38,880
     Net realized gain                                                     630,351            31,769              3,368
     Unrealized appreciation (depreciation)
         on investments                                                  1,256,745           424,014             26,388
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                    2,714,418           947,739             68,636
---------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                        9,254,617         4,468,263          1,448,946
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (120,443)          (42,084)                 -
             Surrenders                                                   (861,128)         (428,701)           (12,805)
             Administrative expense (note 3)                               (18,435)           (5,233)              (601)
             Transfer gain (loss) and transfer fees                         (2,424)              (43)             5,535
     Transfers from the Guarantee Account (note 1)                       4,882,888           670,397            200,240
     Interfund transfers                                                 5,675,771         6,113,878            235,916
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        18,810,846        10,776,477          1,877,231
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  21,525,264        11,724,216          1,945,867

Net assets at beginning of period                                       13,670,083         1,945,867                  -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             35,195,347        13,670,083          1,945,867
---------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------

                                                                             Federated Investors Insurance
                                                                               Series (continued)
                                                                ------------------------------------------------------

                                                                                      Utility
                                                                                      Fund II
                                                                ------------------------------------------------------

                                                                                                          Period from
                                                                                                          January 27,
                                                                     Year ended         Year ended            1995 to
                                                                    December 31,      December 31,        December 31,
                                                                           1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    719,879            523,302            162,247
     Net realized gain                                                  731,431            336,527             90,613
     Unrealized appreciation (depreciation)
         on investments                                               4,302,272          1,113,241            914,307
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets
      from operations                                                 5,753,582          1,973,070          1,167,167
-----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                     3,510,754          7,032,730          4,723,697
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                             (63,646)          (172,666)                 -
             Surrenders                                              (1,420,075)          (708,499)          (150,715)
             Administrative expense (note 3)                            (32,050)           (25,376)            (7,470)
             Transfer gain (loss) and transfer fees                      (1,043)            11,752               (650)
     Transfers from the Guarantee Account (note 1)                    1,540,929          1,313,211            982,260
     Interfund transfers                                             (1,399,267)           830,436          5,539,763
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      2,135,602          8,281,588         11,086,885
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                7,889,184         10,254,658         12,254,052

Net assets at beginning of period                                    22,508,710         12,254,052                  -
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                          30,397,894         22,508,710         12,254,052
-----------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------



                                                                                              Alger American
                                                                  --------------------------------------------------------------
                                                                                             Small
                                                                                              Cap
                                                                                           Portfolio
                                                                  --------------------------------------------------------------

                                                                                                                Period from
                                                                                                                 October 3,
                                                                           Year ended         Year ended             1995 to
                                                                           December 31,      December 31,        December 31,
                                                                                 1997               1996               1995
                                                                     -----------------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                              $         1,245,506           (308,795)            (9,745)
     Net realized gain (loss)                                                 411,624           (122,299)           (20,417)
     Unrealized appreciation (depreciation)
         on investments                                                     4,016,910            (80,937)           (25,048)
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                       5,674,040           (512,031)           (55,210)
--------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                          12,048,925         25,934,981          3,369,922
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                                  (296,448)          (167,439)                 -
             Surrenders                                                    (1,974,869)          (837,016)           (18,166)
             Administrative expense (note 3)                                  (69,752)           (32,819)            (1,420)
             Transfer gain (loss) and transfer fees                            20,656            (18,410)             7,625
     Transfers from the Guarantee Account  (note 1)                         9,339,897          5,067,731            298,188
     Interfund transfers                                                    1,782,889         10,297,239          3,969,177
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           20,851,298         40,244,267          7,625,326
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     26,525,338         39,732,236          7,570,116

Net assets at beginning of period                                          47,302,352          7,570,116                  -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                       $        73,827,690         47,302,352          7,570,116
--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------



                                                                                  Alger American
                                                                 ----------------------------------------------------

                                                                                     Growth
                                                                                    Portfolio
                                                                 ----------------------------------------------------

                                                                                                          Period from
                                                                                                           October 4,
                                                                     Year ended         Year ended            1995 to
                                                                   December 31,       December 31,       December 31,
                                                                           1997               1996               1995
                                                                 -----------------------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 (282,901)            309,982             (6,776)
     Net realized gain (loss)                                       3,954,588             315,644             (2,380)
     Unrealized appreciation (depreciation)
         on investments                                             8,095,163           2,224,353             27,240
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                              11,766,850           2,849,979             18,084
----------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                  13,470,987          21,518,317          2,632,716
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                          (317,671)            (22,815)                 -
             Surrenders                                            (2,065,182)           (539,265)            (4,789)
             Administrative expense (note 3)                          (68,206)            (26,996)              (895)
             Transfer gain (loss) and transfer fees                  (390,379)            (32,858)             1,883
     Transfers from the Guarantee Account  (note 1)                 6,594,835           3,628,084            (47,006)
     Interfund transfers                                           (1,557,814)         11,823,073          2,922,881
----------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                   15,666,570          36,347,540          5,504,790
----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                             27,433,420          39,197,519          5,522,874

Net assets at beginning of period                                  44,720,393           5,522,874                  -
----------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                        72,153,813          44,720,393          5,522,874
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------



                                                                      PBHG Insurance Series Fund
                                                              ------------------------------------
                                                                          PBHG               PBHG
                                                                     Large Cap          Growth II
                                                                     Portfolio          Portfolio
                                                              ------------------------------------

                                                                   Period from         Period from
                                                                        May 1,              May 1,
                                                                       1997 to             1997 to
                                                                  December 31,        December 31,
                                                                          1997                1997
                                                              ------------------------------------

Increase (decrease) in net assets From operations:
     Net investment income (expense)                                   (17,112)           (30,512)
     Net realized gain (loss)                                           13,525              7,643
     Unrealized appreciation (depreciation)
         on investments                                                149,898            (89,829)
--------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                                                  146,311           (112,698)
--------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                    1,239,113          3,502,382
     Transfers (to) from the general account
          of Life of Virginia:
             Death benefits                                               (715)                 -
             Surrenders                                                (12,383)           (53,142)
             Administrative expense (note 3)                              (684)            (1,455)
             Transfer gain (loss) and transfer fees                        865                787
     Transfers from the Guarantee Account  (note 1)                    610,146          1,108,447
     Interfund transfers                                             2,735,614          2,507,619
--------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                     4,571,956          7,064,638
--------------------------------------------------------------------------------------------------

Increase in net assets                                               4,718,267          6,951,940

Net assets at beginning of period                                            -                  -
--------------------------------------------------------------------------------------------------

Net assets at end of period                                          4,718,267          6,951,940
--------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4


--------------------------------------------------------------------------------------------------------------------------------

                                                                                           Janus Aspen Series
                                                                         -------------------------------------------------------
                                                                                               Aggressive
                                                                                                 Growth
                                                                                               Portfolio
                                                                         ----------------------------------------------------

                                                                                              Year ended
                                                                                            December 31,
                                                                              1997                  1996             1995
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                   $    (1,187,720)         (124,804)         237,054
    Net realized gain                                                       6,675,700         3,422,984        1,735,504
    Unrealized appreciation (depreciation) on investments                   5,540,954           109,555        7,840,280
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     11,028,934         3,407,735        9,812,838
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           11,681,150        17,880,226       16,756,982
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (427,386)         (394,284)         (86,506)
       Surrenders                                                          (2,997,601)       (2,851,517)      (1,216,524)
       Administrative expense (note 3)                                       (120,078)         (112,813)         (73,928)
       Transfer gain (loss) and transfer fees                                 (19,458)          (40,003)          38,529
    Transfers (to) from the Guarantee Account (note 1)                      4,987,441         3,328,781        2,434,875
    Interfund transfers                                                    (2,281,417)        8,025,078        7,553,096
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           10,822,651        25,835,468       25,406,524
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     21,851,585        29,243,203       35,219,362

Net assets at beginning of year                                            83,963,537        54,720,334       19,500,972
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             $   105,815,122        83,963,537       54,720,334
----------------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series (continued)
                                                                  ----------------------------------------------------------------

                                                                                               Growth
                                                                                             Portfolio
                                                                  ----------------------------------------------------------------

                                                                                               Year ended
                                                                                               December 31,
                                                                                 1997                  1996                  1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         3,288,014             1,820,512             1,088,723
    Net realized gain                                                       9,346,395             4,286,543             1,220,855
    Unrealized appreciation (depreciation) on investments                  23,212,981            11,457,707            11,886,046
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     35,847,390            17,564,762            14,195,624
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           30,338,859            35,456,497            20,907,687
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (1,849,634)             (483,092)             (292,563)
       Surrenders                                                          (9,041,380)           (3,747,509)           (1,304,563)
       Administrative expense (note 3)                                       (280,500)             (199,595)             (125,440)
       Transfer gain (loss) and transfer fees                                (152,642)             (208,664)              (42,445)
    Transfers (to) from the Guarantee Account (note 1)                     16,216,500             7,027,293             2,397,459
    Interfund transfers                                                     1,293,752            11,381,396            14,146,981
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,524,955            49,226,326            35,687,116
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     72,372,345            66,791,088            49,882,740

Net assets at beginning of year                                           151,696,572            84,905,484            35,022,744
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                 224,068,917           151,696,572            84,905,484
----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus Aspen Series
                                                                -----------------------------------------------------------------
                                                                                            Worldwide
                                                                                             Growth
                                                                                            Portfolio
                                                                  ---------------------------------------------------------------

                                                                                               Year ended
                                                                                             December 31,
                                                                               1997                  1996                 1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                         834,801                676,021              (252,038)
    Net realized gain                                                    11,585,008              5,069,677               439,501
    Unrealized appreciation (depreciation) on investments                32,530,512             18,944,795             9,549,318
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   44,950,321             24,690,493             9,736,781
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                         77,908,754             45,862,046            14,202,159
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                      (916,155)              (407,146)             (146,748)
       Surrenders                                                        (9,754,795)            (2,394,900)           (1,173,774)
       Administrative expense (note 3)                                     (346,218)              (172,873)              (87,512)
       Transfer gain (loss) and transfer fees                              (116,774)              (183,599)              (23,608)
    Transfers (to) from the Guarantee Account (note 1)                   30,845,279              8,313,366             1,874,804
    Interfund transfers                                                  25,144,972             42,049,450             7,110,222
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                        122,765,063             93,066,344            21,755,543
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  167,715,384            117,756,837            31,492,324

Net assets at beginning of year                                         177,410,698             59,653,861            28,161,537
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                               345,126,082            177,410,698            59,653,861
---------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT 4



-----------------------------------------------------------------------------------------------------------------------------

                                                                      Janus Aspen Series (continued)
                                                            -----------------------------------------------------------------

                                                                                    Balanced
                                                                                   Portfolio
                                                            --------------------------------------------------------------
                                                                                                               Period from
                                                                                                               October 11,
                                                                   Year ended            Year ended                1995 to
                                                                 December 31,          December 31,           December 31,
                                                                         1997                  1996                   1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                        $       931,355                 170,096                 10,290
    Net realized gain                                            1,239,519                 122,576                  9,364
    Unrealized appreciation (depreciation) on investments        4,013,343                 920,620                 37,909
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                           6,184,217               1,213,292                 57,563
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                15,654,806               8,643,527                619,039
    Transfers (to) from the general account of
      Life of Virginia:
       Death benefits                                              (98,529)                (37,496)                     -
       Surrenders                                               (1,560,191)               (271,087)               (61,992)
       Administrative expense (note 3)                             (34,113)                 (7,301)                  (379)
       Transfer gain (loss) and transfer fees                      (11,920)                  5,413                   (240)
    Transfer (to) from the Guarantee Account (note 1)            6,551,408               1,091,622                210,233
    Interfund transfers                                         34,492,843               3,850,513              1,147,007
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                54,994,304              13,275,191              1,913,668
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                          61,178,521              14,488,483              1,971,231

Net assets at beginning of period                               16,459,714               1,971,231                      -
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                $    77,638,235              16,459,714              1,971,231
-----------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------------

                                                                             Janus Aspen Series (continued)
                                                                   --------------------------------------------------------------
                                                                                         Flexible
                                                                                          Income
                                                                                        Portfolio
                                                                   --------------------------------------------------------------
                                                                                                                 Period from
                                                                                                                 October 13,
                                                                      Year ended            Year ended               1995 to
                                                                    December 31,          December 31,          December 31,
                                                                            1997                  1996                  1995
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                      578,869               248,378                19,153
    Net realized gain                                                     86,470                 4,524                    29
    Unrealized appreciation (depreciation) on investments                269,390                68,898                (2,240)
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   934,729               321,800                16,942
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                       3,465,715             2,591,080               312,671
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                    (55,866)                    -                     -
       Surrenders                                                       (425,891)              (29,518)                 (451)
       Administrative expense (note 3)                                    (8,897)               (2,717)                 (111)
       Transfer gain (loss) and transfer fees                              1,786                  (413)                  179
    Transfer (to) from the Guarantee Account (note 1)                  3,010,637               345,536                41,646
    Interfund transfers                                                2,406,219               992,086               419,589
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                       8,393,703             3,896,054               773,523
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                 9,328,432             4,217,854               790,465

Net assets at beginning of period                                      5,008,319               790,465                     -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           14,336,751             5,008,319               790,465
---------------------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                Janus Aspen Series (continued)
                                                                      -------------------------------------------------------------
                                                                                          International                    Capital
                                                                                              Growth                  Appreciation
                                                                                            Portfolio                    Portfolio
                                                                      ---------------------------------------   -------------------
                                                                                                 Period from           Period from
                                                                                                 May 3, 1996           May 2, 1997
                                                                              Year ended                  to                    to
                                                                            December 31,        December 31,          December 31,
                                                                                    1997                1996                  1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                                          (167,651)                 9,055                (1,544)
    Net realized gain                                                       3,329,942                187,391                31,894
    Unrealized appreciation (depreciation) on investments                   1,235,644                586,615                12,182
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      4,397,935                783,061                42,532
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                           19,031,016              4,654,797               720,613
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                                        (197,552)                     -                     -
       Surrenders                                                          (1,293,141)               (51,116)              (37,177)
       Administrative expense (note 3)                                        (39,068)                (3,441)                 (826)
       Transfer gain (loss) and transfer fees                                  24,476                  3,766               (33,752)
    Transfer (to) from the Guarantee Account (note 1)                       8,279,728                935,954               446,414
    Interfund transfers                                                    10,950,154              7,189,157             1,531,771
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                           36,755,613             12,729,117             2,627,043
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     41,153,548             13,512,178             2,669,575

Net assets at beginning of period                                          13,512,178                      -                     -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                54,665,726             13,512,178             2,669,575
-----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 1997

================================================================================



   (1)   Description of Entity

         Life of Virginia Separate Account 4 (the Account) is a separate investment account established in 1987 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account, for both Type I and II policies. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements



================================================================



   (1)   Continued


           Before the Substitution                               After the Substitution

           Shares of Money Market Portfolio -                    Shares of Money Market Fund -
           Variable Insurance Products Fund                      GE Investments Funds, Inc.

           Shares of Money Fund -                                Shares of Money Market Fund -
           Oppenheimer Variable Account Funds                    GE Investments Funds, Inc.

           Shares of Bond  Portfolio -                           Shares of Income Fund Neuberger & Berman -
           Advisers Management Trust                             GE Investments Funds, Inc.

           Shares of High Income Portfolio -                     Shares of High Income Fund -
           Variable Insurance Products Fund                      Oppenheimer Variable Account Funds

           Shares of Growth Portfolio -                          Shares of Growth Portfolio -
           Neuberger & Berman Advisers Management Trust          Variable Insurance Products Fund

           Shares of Balanced Portfolio -                        Shares of Balanced Portfolio -
           Neuberger & Berman Advisers Management Trust          Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

   (1)   Continued

         In May 1996, two new investment subdivisions were added to the Account, for both Type I and II policies. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account, for both Type I and Type II policies. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investments Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money for both Type I and Type II policies. For each policy type, three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund, invests solely in a designated portfolio of the Oppenheimer Variable Account Funds, a series type mutual fund.

         Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of Life of Virginia. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

   (2)   Summary of Significant Accounting Policies

         Unit Classes

         There are two unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type II unit sales began in the third quarter of 1994.

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  (2)   Continued

         The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997 were:

                                                   Cost of         Proceeds
                                                    Shares             from
Fund/Portfolio                                    Acquired      Shares Sold
----------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                        $    132,222,938       31,818,054
     Government Securities                      10,499,388       23,055,080
     Money Market                              887,060,254      868,724,486
     Total Return                               30,724,166       10,679,067
     International Equity                       18,393,561       11,389,194
     Real Estate Securities                     43,204,050       16,152,111
     Global Income                               6,336,231          187,733
     Value Equity                               17,622,017        3,137,116
     Income                                     25,679,422        3,310,006

Oppenheimer Variable Account Funds:
     Money                                         314,112        3,030,625
     Bond                                       16,807,159        9,544,382
     Capital Appreciation                       93,466,672       56,992,604
     Growth                                     85,183,495       31,490,581
     High Income                                95,915,615       36,944,770
     Multiple Strategies                        23,819,771       11,316,157

Variable Insurance Products Fund:
     Money Market                                1,556,148       23,557,498
     High Income                                 3,620,650       30,349,068
     Equity - Income                           220,439,185       93,043,056
     Growth                                     83,553,084       68,794,613
     Overseas                                   72,741,759       71,928,713

Variable Insurance Products Fund II:
     Asset Manager                              85,456,484       70,466,360
     Contrafund                                118,473,800       55,310,933

Variable Insurance Products Fund III:
     Growth & Income                            18,484,934        3,417,350
     Growth Opportunities                       17,590,719        1,681,206
----------------------------------------------------------------------------

  (2)   Continued



                                                    Cost of         Proceeds
                                                     Shares             from
Fund/Portfolio                                     Acquired      Shares Sold
-----------------------------------------------------------------------------

Neuberger & Berman Advisers
  Management Trust:
     Balanced                             $       2,635,418       36,069,865
     Bond                                         1,856,865       11,649,317
     Growth                                         977,918       12,925,079

Federated Investors Insurance Series:
     American Leaders II                         32,823,606        5,793,581
     High Income Bond II                         38,421,195       18,759,547
     Utility                                     10,012,564        7,198,898
     II

Alger American:
     Small Cap                                   46,888,772       24,542,187
     Growth                                      46,869,978       31,444,158

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                        6,296,317        1,710,929
     PBHG Growth II                               7,969,729        1,120,679

Janus Aspen Series:
     Aggressive Growth                           99,975,217       90,226,548
     Growth                                      86,207,354       46,144,088
     Worldwide Growth                           183,578,974       59,756,806
     Balanced                                    67,917,334       11,980,846
     Flexible Income                             12,301,658        3,313,161
     International Growth                        94,751,055       54,755,744
     Capital Appreciation                         5,675,613        3,007,685
-----------------------------------------------------------------------------




         Capital Transactions

         The increase (decrease) in outstanding units for Type I and Type II from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


(2)      Continued


                                                                       GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                   S&P 500    Government       Money        Total  International   Real Estate
                                                     Index    Securities      Market       Return         Equity    Securities
Type I Units                                          Fund          Fund        Fund         Fund           Fund          Fund

---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994             297,274       384,930     484,719      666,497              -            -

    Net premiums                                    37,545         7,450     265,952       38,485          5,889        3,842
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (3,332)       (2,593)       (365)      (8,225)          (201)        (130)
             Surrenders                            (11,616)      (27,386)   (138,205)     (30,218)          (166)         (82)
             Administrative expenses                  (991)         (994)     (1,241)      (1,911)           (64)         (27)
    Transfers (to)/from the Guarantee Account       17,804           (78)    347,444        6,958          8,347        6,278
    Interfund transfers                            142,337        67,621     (64,330)      73,915        101,757       13,762
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      181,747        44,020     409,255       79,004        115,562       23,643
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995             479,021       428,950     893,974      745,501        115,562       23,643

    Net premiums                                    34,082        36,100     706,581       33,745         22,527       14,587
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,231)         (163)    (16,043)      (6,096)             -            -
             Surrenders                            (22,370)      (25,884)   (412,885)     (31,853)        (5,008)      (1,361)
             Administrative expenses                (1,347)       (1,204)     (4,925)      (2,175)          (446)        (192)
    Transfers (to)/from the Guarantee Account       37,400         4,534     358,505        1,905         22,249       21,124
    Interfund transfers                             54,702        62,264   1,023,952      (32,962)        52,528      147,118
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      101,236        75,647   1,655,185      (37,436)        91,850      181,276
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996             580,257       504,597   2,549,159      708,065        207,412      204,919

    Net premiums                                    43,467         2,027     273,183       24,404       (153,291)     215,116
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (2,505)       (3,654)    (88,771)      (5,480)             -            -
             Surrenders                            (34,875)      (27,521)   (773,658)     (56,645)       494,961     (112,838)
             Administrative expenses                (1,886)         (938)     (6,382)      (1,805)        20,280       (5,712)
    Transfers (to)/from the Guarantee Account       41,669         9,540     304,035        5,882       (736,706)     208,742
    Interfund transfers                            292,720      (484,051)  1,254,694      (42,593)     1,380,146      875,079
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      338,590      (504,597)    963,101      (76,237)     1,005,390    1,180,387
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             918,847             -   3,512,260      631,828      1,212,802    1,385,306
---------------------------------------------------------------------------------------------------------------------------------




                                                   GE Investments Funds, Inc.              Oppenheimer Variable Account Funds
                                               -----------------------------------     -------------------------------------------

                                                    Global                                                   Capital
                                                    Income  Value Equity    Income     Money        Bond   Appreciation   Growth
Type I Units                                          Fund        Fund        Fund      Fund        Fund        Fund        Fund
----------------------------------------------------------------------------------     -------------------------------------------

Units outstanding at December 31, 1994                   -           -           -   549,261     967,029   2,708,957     734,287

    Net premiums                                         -           -           -    36,722     (11,303)    222,696    (521,582)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -         263     (31,865)     48,092
             Surrenders                                  -           -           -   (38,250)      5,282    (311,147)    564,254
             Administrative expenses                     -           -           -      (910)        309     (13,475)     27,690
    Transfers (to)/from the Guarantee Account            -           -           -   (33,828)     (4,115)     27,379     (11,025)
    Interfund transfers                                  -           -           -  (230,533)     (4,765)     45,448     144,969
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (266,799)    (14,329)    (60,964)    252,398
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -           -           -   282,462     952,700   2,647,993     986,685

    Net premiums                                         -           -           -         -      (4,744)   (181,755)    267,359
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -    (1,782)      2,016      44,441     (29,174)
             Surrenders                                  -           -           -   (16,283)      7,728     332,700    (364,042)
             Administrative expenses                     -           -           -      (531)        407      14,718     (16,121)
    Transfers (to)/from the Guarantee Account            -           -           -    (4,896)     (7,110)   (185,173)    105,286
    Interfund transfers                                  -           -           -   (96,465)     (9,728)     53,131     240,629
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -           -           -  (119,957)    (11,431)     78,062     203,937
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                   -           -           -   162,505     941,269   2,726,055   1,190,622

    Net premiums                                    15,669      30,034         595         -      12,729      48,378      50,650
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -         -      (4,708)     (2,476)     (1,990)
             Surrenders                             (2,874)     (1,979)     (5,500)   (5,366)   (114,775)   (146,760)    (99,247)
             Administrative expenses                  (489)       (345)       (199)     (298)     (2,868)     (6,721)     (2,955)
    Transfers (to)/from the Guarantee Account      131,841      33,741           -         -      30,993      33,837      40,477
    Interfund transfers                            372,751     418,170   1,300,742  (156,841)     66,990     (60,894)    114,256
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      516,898     479,621   1,295,638  (162,505)    (11,639)   (134,636)    101,191
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             516,898     479,621   1,295,638         -     929,630   2,591,419   1,291,813
----------------------------------------------------------------------------------------------------------------------------------




(2)      Continued

                                                   Oppenheimer Variable
                                                      Account Funds                      Variable Insurance Products Fund
                                                 ----------------------- ----------------------------------------------------------

                                                      High    Multiple       Money        High     Equity-
                                                    Income  Strategies      Market      Income      Income     Growth    Overseas
Type I Units                                          Fund        Fund   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
-----------------------------------------------  ---------------------------------------------------------------------------------
Units outstanding at December 31, 1994           1,125,497   1,797,950   4,123,571     804,420   5,088,608  4,641,036   5,128,595

    Net premiums                                    44,999      65,632     730,434      85,480     485,381    247,726     200,203
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (296)     (9,569)      8,759      (5,083)    (26,937)   (11,327)    (22,477)
             Surrenders                            (12,636)    (95,101)   (323,643)    (42,301)   (295,625)  (179,497)   (183,059)
             Administrative expenses                (1,249)     (5,559)     (8,471)     (2,631)    (16,777)   (12,038)    (12,905)
    Transfers (to)/from the Guarantee Account       10,579      (3,036)     36,658      35,020     214,956     67,303     (35,433)
    Interfund transfers                             96,818      12,445  (2,144,243)     83,390   1,492,501    433,983    (566,178)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      138,215     (35,188) (1,700,506)    153,875   1,853,499    546,150    (619,849)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1995           1,263,712   1,762,762   2,423,065     958,295   6,942,107  5,187,186   4,508,746

    Net premiums                                    15,693      26,028       8,114     (11,013)    209,607    133,676     102,472
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                           (411)    (15,299)    (26,867)          -     (39,084)   (25,152)    (17,537)
             Surrenders                            (23,047)    (88,160)   (136,342)    (64,247)   (314,228)  (232,300)   (188,428)
             Administrative expenses                (1,163)     (4,615)     (4,247)     (2,193)    (16,695)   (13,593)    (11,116)
    Transfers (to)/from the Guarantee Account       13,792      26,304     (46,251)     (1,584)    129,570     60,757      48,453
    Interfund transfers                             89,651     (66,358) (1,024,299)   (147,328)    (63,823)  (278,909)   (373,467)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       94,515    (122,100) (1,229,892)   (226,365)    (94,653)  (355,521)   (439,623)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1996           1,358,227   1,640,662   1,193,173     731,930   6,847,454  4,831,665   4,069,123

    Net premiums                                    44,846      26,455      (2,769)          -     132,909     46,481      33,637
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (6,846)     (7,589)     (3,458)     (2,224)    (25,251)   (14,556)    (15,035)
             Surrenders                            (87,976)   (127,118)    (72,594)    (65,456)   (376,813)  (325,620)   (189,716)
             Administrative expenses                (3,299)     (4,137)     (2,380)     (1,503)    (17,119)   (12,146)     (9,227)
    Transfers (to)/from the Guarantee Account       54,141      17,555      (1,822)       (257)     81,689     26,348      10,283
    Interfund transfers                            510,750       7,721  (1,110,150)   (662,490)    (53,531)   (84,347)   (500,805)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      511,616     (87,113) (1,193,173)   (731,930)   (258,116)  (363,840)   (670,863)
-----------------------------------------------  ---------- ----------------------------------------------------------------------

Units outstanding at December 31, 1997           1,869,843   1,553,549           -           -   6,589,338  4,467,825   3,398,260
-----------------------------------------------  ---------- ----------------------------------------------------------------------



(2)      Continued

                                          Variable Insurance Products  Variable Insurance Products
                                                      Fund II                   Fund III             Advisers Management Trust
                                         ----------------------------  ---------------------------  -------------------------------

                                                    Asset               Growth &        Growth
                                                  Manager  Contrafund     Income    Opportunities  Balanced       Bond      Growth
Type I Units                                    Portfolio   Portfolio  Portfolio     Portfolio    Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994         27,382,848          -        -            -        2,303,795  1,644,509    619,834

    Net premiums                                  387,499    582,483        -            -           19,872   (319,688)   (14,507)
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (158,949)    (1,220)       -            -             (260)    29,267      4,454
             Surrenders                        (1,411,202)   (39,641)       -            -          (16,268)    86,040     50,773
             Administrative expenses              (74,816)    (3,373)       -            -           (1,256)     8,665      2,990
    Transfers (to)/from the Guarantee Account    (514,204)    257,604       -            -           22,814     19,812     13,112
    Interfund transfers                        (3,617,814)  1,639,032       -            -         (302,761)  (529,362)    79,845
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (5,389,486)  2,434,885       -            -         (277,859)  (705,266)   136,667
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995         21,993,362   2,434,885       -            -        2,025,936    939,243    756,501

    Net premiums                                  164,394     191,853       -            -           -             692        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                      (142,857)    (14,740)      -            -          (13,542)      (625)   (7,106)
             Surrenders                        (1,189,857)   (156,723)      -            -          (19,441)   (46,729)  (82,100)
             Administrative expenses              (60,017)     (7,215)      -            -           (1,491)    (2,782)   (3,304)
    Transfers (to)/from the Guarantee Account      (9,338)    168,994       -            -           (6,661)    (1,863)   (1,563)
    Interfund transfers                        (1,775,712)    480,447       -            -         (300,225)  (348,334) (131,122)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (3,013,387)    662,616       -            -         (341,360)  (399,641) (225,195)
--------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996         18,979,975   3,097,501       -            -        1,684,576    539,602   531,306

    Net premiums                                  152,156     110,477     41,831        30,072         (343)       141       348
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                       (89,850)     (9,932)      -              -         (4,573)   (13,722)   (3,133)
             Surrenders                        (1,096,143)   (211,184)      (813)       (5,989)    (131,590)   (27,704)  (10,160)
             Administrative expenses              (52,182)     (7,854)      (183)         (318)      (3,702)    (1,043)   (1,125)
    Transfers (to)/from the Guarantee Account      25,895     101,581     19,562        24,545       (9,256)      (144)       -
    Interfund transfers                          (818,341)    215,612    233,932       293,107   (1,535,112)  (497,130) (517,236)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                  (1,878,465)    198,700    294,329       341,417   (1,684,576)  (539,602) (531,306)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997         17,101,510   3,296,201    294,329       341,417        -           -         -
---------------------------------------------------------------------------------------------------------------------------------



(2)    Continued

                                                    Federated Investors Insurance                            PBHG Insurance
                                                                Series               Alger American            Series Fund
                                                ---------------------------------  ---------------------  --------------------
                                                  American        High
                                                   Leaders      Income                                   Large Cap
                                                 Portfolio       Bonds     Utility Small Cap     Growth     Growth   Growth II
Type I Units                                       Fund II     Fund II     Fund II Portfolio  Portfolio  Portfolio   Portfolio
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   -           -           -          -          -          -          -

    Net premiums                                         -       6,661      74,380     67,353     46,215          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -           -           -          -          -          -          -
             Surrenders                                  -         (60)       (682)      (606)      (423)         -          -
             Administrative expenses                     -         (15)       (144)      (147)       (90)         -          -
    Transfers (to)/from the Guarantee Account            -       1,534     126,922      8,574      4,799          -          -
    Interfund transfers                                  -      32,694     339,152    330,617    210,724          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                            -      40,814     539,628    405,791    261,225          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                   -      40,814     539,628    405,791    261,225          -          -

    Net premiums                                     6,132      11,997      34,892    260,309    140,387          -          -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (1,489)    (13,689)   (10,458)         -          -          -
             Surrenders                               (234)     (8,472)    (35,752)   (35,446)   (31,027)         -          -
             Administrative expenses                   (47)       (273)     (1,868)    (2,659)    (2,129)         -          -
    Transfers (to)/from the Guarantee Account        1,547      23,451      31,866    150,713    122,150          -          -
    Interfund transfers                             68,264     145,478      (9,854)   571,403    700,068          -          -
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       75,662     170,692       5,595    933,862    929,449          -          -
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              75,662     211,506     545,223  1,339,653  1,190,674          -          -

    Net premiums                                    35,396      49,848       7,670    694,521     66,490      1,019     17,111
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -        (469)       (853)   (42,319)    (2,907)         -          -
             Surrenders                             (1,961)    (14,353)    (38,555)(1,148,701)   (80,029)       (92)       (49)
             Administrative expenses                  (502)       (718)     (1,375)   (36,907)    (3,546)       (32)      (101)
    Transfers (to)/from the Guarantee Account       24,074      50,940       9,699    749,029      2,066      2,432      1,623
    Interfund transfers                            228,950     159,370     (36,477)  (230,206)  (150,234)    52,670     58,027
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      285,957     244,618     (59,891)   (14,583)  (168,160)    55,997     76,611
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997             361,619     456,124     485,332  1,325,070  1,022,514     55,997     76,611
------------------------------------------------------------------------------------------------------------------------------



(2)      Continued


                                                                            Janus Aspen Series
                                            ----------------------------------------------------------------------------------

                                           Aggressive                                      Flexible International       Capital
                                               Growth     Growth   Worldwide   Balanced      Income        Growth  Appreciation
Type I Units                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio     Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994           1,272,142   3,183,404   2,247,224          -           -          -            -

    Net premiums                                    41,540     495,631     154,654     47,108         369          -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -      (8,424)     (9,493)    (2,123)          -          -            -
             Surrenders                            (37,096)   (129,651)    (38,101)   (16,212)         (8)         -            -
             Administrative expenses                  (196)     (9,290)     (4,194)    (1,376)        (11)         -            -
    Transfers (to)/from the Guarantee Account       90,712     109,046      25,268      9,645       2,769          -            -
    Interfund transfers                            598,635     792,010     381,858     74,930      35,960          -            -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      693,595   1,249,322     509,992    111,972      39,079          -            -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995           1,965,737   4,432,726   2,757,216    111,972      39,079          -            -

    Net premiums                                     1,581   1,661,740     880,684     49,343       4,021        34,924         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              -    (181,059)    (51,566)    (2,953)          -           -           -
             Surrenders                               (429) (2,320,448)   (739,842)   (15,986)     (1,075)       (1,689)        -
             Administrative expenses                   (22)   (113,310)    (48,025)    (1,541)       (194)         (301)        -
    Transfers (to)/from the Guarantee Account        1,256   1,066,999     455,640     26,519      11,223        37,626         -
    Interfund transfers                              7,695     217,761     916,700    191,453      64,966       403,878         -
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       10,081     331,683   1,413,591    246,835      78,941       474,438         -
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996           1,975,818   4,764,409   4,170,807    358,807     118,020       474,438         -

    Net premiums                                    55,368     109,351     257,478     32,492       8,506        99,898     2,452
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (1,972)    (66,404)     (7,323)         -           -           -           -
             Surrenders                            (87,614)   (321,901)   (229,991)   (34,024)    (17,779)      (40,170)   (1,327)
             Administrative expenses                (4,772)    (11,195)    (12,079)    (1,430)       (403)       (2,200)      (58)
    Transfers (to)/from the Guarantee Account       29,407      64,006     148,276     55,427      78,205        64,693       344
    Interfund transfers                           (148,659)    (32,501)    611,104  2,070,280      94,329       408,010    47,846
----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     (158,242)   (258,644)    767,465   2,122,745    162,858       530,231    49,257
----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997           1,817,576   4,505,765   4,938,272   2,481,552    280,878     1,004,669    49,257
----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT 4

Notes to Financial Statements


------------------------------------------------------------------------------

(2)      Continued


                                                                         GE Investments Funds, Inc.
                                                 -----------------------------------------------------------------------------

                                                    S&P 500     Government       Money       Total   International Real Estate
                                                      Index     Securities      Market      Return       Equity     Securities
Type II Units                                          Fund           Fund        Fund        Fund         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               10,408            889      75,600      12,498            -              -

    Net premiums                                    287,747         94,804   3,703,628     189,643       26,411         23,750
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (3,020)             -           -        (523)           -              -
             Surrenders                              (1,937)        (2,139)    (17,008)     (2,245)         (10)           (23)
             Administrative expenses                    (18)            (6)        (18)        (12)          (1)             -
    Transfers (to)/from the Guarantee Account        12,961          3,954      18,590      12,174        1,577            324
    Interfund transfers                              93,868         56,254  (2,272,432)     41,049       19,067         10,426
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       389,601        152,867   1,432,760     240,086       47,044         34,477
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              400,009        153,756   1,508,360     252,584       47,044         34,477

    Net premiums                                    647,438        194,563  10,719,294     345,169      204,787        214,051
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,638)        (4,586)    (41,657)       (930)        (313)             -
             Surrenders                             (17,183)        (4,362)   (189,358)    (11,361)      (4,056)        (1,826)
             Administrative expenses                   (290)          (130)       (792)       (196)         (80)           (43)
    Transfers (to)/from the Guarantee Account        78,749          3,809     (49,295)     38,959       26,698         19,914
    Interfund transfers                             155,417        (66,854) (8,053,173)     35,026       58,323        162,396
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       862,493        122,440   2,385,019     406,667      285,359        394,492
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996            1,262,502        276,196   3,893,379     659,251      332,403        428,969

    Net premiums                                  1,106,640         58,332   7,321,970     188,455      143,803        604,427
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                         (46,669)             -     (31,824)     (4,811)        (188)        (1,092)
             Surrenders                             (61,683)       (10,472)   (497,702)    (40,510)     (16,180)       (24,343)
             Loans                                        -              -           -           -            -              -
             Administrative expenses                 (1,001)          (115)     (2,877)       (508)        (358)          (445)
    Transfers (to)/from the Guarantee Account       376,140         37,807     406,500      93,000       69,865        236,279
    Interfund transfers                             389,211       (361,748) (6,108,959)     33,268       85,065        234,452
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                     1,762,638       (276,196)  1,087,108     268,894      282,007      1,049,278
------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997            3,025,140              -   4,980,487     928,145      614,410      1,478,247
------------------------------------------------------------------------------------------------------------------------------

(2)      Continued


                                                       GE Investments Funds, Inc.
                                                 ---------------------------------------

                                                       Global
                                                       Income  Value Equity     Income
Type II Units                                            Fund        Fund         Fund
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                      -           -            -

    Net premiums                                            -           -            -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -           -            -
             Surrenders                                     -           -            -
             Administrative expenses                        -           -            -
    Transfers (to)/from the Guarantee Account               -           -            -
    Interfund transfers                                     -           -            -
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                               -           -            -
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      -           -            -

    Net premiums                                       19,022     242,987        1,357
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 -        (153)           -
             Surrenders                                  (487)     (5,196)        (415)
             Loans                                          -           -            -
             Administrative expenses                       (8)        (28)         (42)
    Transfers (to)/from the Guarantee Account          19,733     146,978        5,210
    Interfund transfers                                41,030     346,028      897,139
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          79,290     730,616      903,249
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                 79,290     730,616      903,249
----------------------------------------------------------------------------------------


(2)      Continued


                                                                    Oppenheimer Variable Account Funds
                                                 -------------------------------------------------------------------------

                                                                               Capital                  High     Multiple
                                                      Money         Bond  Appreciation    Growth      Income   Strategies
Type II Units                                          Fund         Fund          Fund      Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994               50,143       11,655      68,052      12,276      77,818       26,302

    Net premiums                                     54,745      214,451     355,504     325,547     366,507      185,233
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -         (219)       (166)       (229)          -       (1,207)
             Surrenders                                (652)      (5,734)     (5,891)     (3,339)     (1,757)      (2,408)
             Administrative expenses                    (31)         (49)        (30)        (68)        (24)         (36)
    Transfers (to)/from the Guarantee Account        (4,360)      13,097      21,250      28,166      20,898       17,850
    Interfund transfers                             (41,682)      42,279     143,860      61,411      97,702       30,947
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         8,020      263,825     514,527     411,488     483,326      230,379
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995               58,163      275,480     582,579     423,764     561,144      256,681

    Net premiums                                         70      307,614   1,152,800     440,344     922,316      383,300
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (3,625)    (23,778)     (2,446)    (14,183)      (3,190)
             Surrenders                              (1,020)     (13,875)    (34,224)     (9,335)    (24,799)     (11,252)
             Administrative expenses                     (6)        (160)       (668)       (213)       (520)        (329)
    Transfers (to)/from the Guarantee Account          (156)      32,015     169,506      50,413      94,808       45,770
    Interfund transfers                             (33,183)     109,648     275,079     189,075     176,989       77,022
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (34,295)     431,617   1,538,715     667,838   1,154,611      491,321
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996               23,868      707,097   2,121,294   1,091,602   1,715,755      748,002

    Net premiums                                         30      167,289     713,649     880,279     703,696      349,189
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                               -       (8,306)    (10,958)     (8,211)    (16,328)      (5,971)
             Surrenders                                (202)     (30,599)    (79,872)    (48,836)   (109,043)     (55,647)
             Loans                                        -            -           -           -           -            -
             Administrative expenses                     (5)        (513)     (1,748)       (951)     (1,245)        (701)
    Transfers (to)/from the Guarantee Account             -      156,266     369,347     337,722     379,179      151,804
    Interfund transfers                             (23,691)       2,783      64,736     210,754     262,960       13,450
---------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       (23,868)     286,920   1,055,154   1,370,757   1,219,219      452,124
---------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -      994,017   3,176,448   2,462,359   2,934,974    1,200,126
---------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                   Variable Insurance Product Funds
                                                 -------------------------------------------------------------

                                                      Money         High     Equity-
                                                     Market       Income      Income      Growth     Overseas
Type II Units                                     Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994              450,740       56,076     276,392     141,845      197,672

    Net premiums                                  1,923,388      288,601   2,285,441   1,079,779      464,979
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (1,352)      (1,092)       (898)       (663)     (12,509)
             Surrenders                             (10,590)      (7,686)    (33,936)    (16,831)     (10,082)
             Administrative expenses                   (211)         (53)       (378)       (170)        (235)
    Transfers (to)/from the Guarantee Account       (48,336)       9,984     165,649      72,558       71,820
    Interfund transfers                          (1,333,295)     149,732     427,705     248,497      117,726
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                       529,604      439,486   2,843,583   1,383,170      631,699
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995              980,344      495,562   3,119,975   1,525,015      829,371

    Net premiums                                        138            -   3,158,538   1,222,269      521,600
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (5,285)      (1,518)    (43,181)    (21,919)     (11,961)
             Surrenders                             (18,734)     (18,658)   (134,965)    (50,499)     (31,329)
             Administrative expenses                   (323)        (228)     (2,658)     (1,349)        (733)
    Transfers (to)/from the Guarantee Account           (31)      (3,382)    402,673     186,018      127,385
    Interfund transfers                            (659,500)    (168,501)    541,485     167,039      123,110
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (683,735)    (192,287)  3,921,892   1,501,559      728,072
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996              296,609      303,275   7,041,867   3,026,574    1,557,443

    Net premiums                                        931          306   2,260,371     504,224      230,215
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                          (9,387)        (206)    (70,511)    (17,520)     (11,283)
             Surrenders                              (6,379)     (17,828)   (310,722)   (121,652)     (59,094)
             Loans                                        -            -           -           -            -
             Administrative expenses                   (179)        (172)     (5,614)     (2,437)      (1,374)
    Transfers (to)/from the Guarantee Account             -         (595)    959,930     232,691      169,290
    Interfund transfers                            (281,595)    (284,780)    198,852      (7,282)    (122,609)
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                      (296,609)    (303,275)  3,032,306     588,024      205,145
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -            -  10,074,173   3,614,598    1,762,588
--------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                Variable Insurance        Variable Insurance
                                                 Products  Fund II         Products Fund III         Advisers Management Trust
                                               --------------------   -------------------------  --------------------------------

                                                  Asset                 Growth &         Growth
                                                Manager  Contrafund       Income  Opportunities    Balanced         Bond    Growth
Type II Units                                 Portfolio   Portfolio    Portfolio      Portfolio   Portfolio    Portfolio Portfolio
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994          450,885           -            -           -        22,065       83,962    13,906

    Net premiums                                902,148   1,499,030            -           -       199,692      240,461   167,067
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (13,552)       (200)           -           -             -            -    (1,865)
             Surrenders                         (26,495)    (14,316)           -           -        (2,564)      (2,394)   (1,381)
             Administrative expenses               (510)        (43)           -           -           (46)         (47)      (47)
    Transfers (to)/from the Guarantee Account    88,564     128,048            -           -         6,725       11,012    19,747
    Interfund transfers                          68,627     395,429            -           -       (34,434)      65,282    12,482
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                 1,018,782   2,007,948            -           -       169,373      314,314   196,003
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995        1,469,667   2,007,948            -           -       191,438      398,276   209,909

    Net premiums                                640,444   2,595,994            -           -             -         (252)        -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (19,704)    (23,500)           -           -        (1,089)      (8,981)   (1,419)
             Surrenders                         (67,829)    (72,281)           -           -        (2,814)      (3,959)   (6,733)
             Administrative expenses             (1,135)     (2,159)           -           -          (103)        (315)     (174)
    Transfers (to)/from the Guarantee Account   117,636     428,333            -           -             -          120         -
    Interfund transfers                         109,440     559,664            -           -       (44,480)    (127,260)  (46,447)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   778,852   3,486,051            -           -       (48,486)    (140,647)  (54,773)
---------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996        2,248,519   5,493,999            -           -       142,952      257,629   155,136

    Net premiums                                317,380   2,003,590      452,458     553,737            25            -         -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                     (14,483)    (32,105)        (176)       (968)       (2,194)      (1,620)        -
             Surrenders                        (101,528)   (196,054)      (9,166)     (9,539)      (10,921)     (12,250)   (3,242)
             Loans                                    -           -            -           -             -            -         -
             Administrative expenses             (1,272)     (4,990)         (79)        (66)         (108)        (204)      (81)
    Transfers (to)/from the Guarantee Account   132,093   1,027,864      208,287     207,607          (601)      (6,721)        -
    Interfund transfers                          98,224     303,373      324,762     298,769      (129,153)    (236,834) (151,813)
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                   430,414   3,101,678      976,086   1,049,540      (142,952)    (257,629) (155,136)
-----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997        2,678,933   8,595,677      976,086   1,049,540           -            -           -
-----------------------------------------------------------------------------------------------------------------------------------


(2)      Continued

                                                       Federated Investors Insurance
                                                                  Series
                                                     -----------------------------------
                                                       American        High
                                                        Leaders      Income
                                                      Portfolio       Bonds     Utility
Type II Units                                           Fund II     Fund II     Fund II
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -           -

    Net premiums                                              -     112,682     377,786
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -           -
             Surrenders                                       -        (398)     (2,336)
             Administrative expenses                          -           -         (32)
    Transfers (to)/from the Guarantee Account                 -       4,581      19,944
    Interfund transfers                                       -       6,287      68,114
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                                 -     123,152     463,476
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                        -     123,152     463,476

    Net premiums                                        208,871     343,618     543,077
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -      (1,859)     (3,067)
             Surrenders                                  (2,478)    (25,640)    (28,920)
             Administrative expenses                         (2)       (143)       (566)
    Transfers (to)/from the Guarantee Account            12,459      29,882      81,126
    Interfund transfers                                  46,982     340,979      75,307
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           265,832     686,837     666,957
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  265,832     809,989   1,130,433

    Net premiums                                        998,765     599,938     229,931
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (7,020)     (7,987)     (3,557)
             Surrenders                                 (30,390)    (46,149)    (62,619)
             Loans                                            -           -           -
             Administrative expenses                       (399)       (579)       (981)
    Transfers (to)/from the Guarantee Account           355,249     292,000      95,492
    Interfund transfers                                 474,654     239,675     (62,998)
----------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         1,790,859   1,076,898     195,268
----------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                2,056,691   1,886,887   1,325,701
----------------------------------------------------------------------------------------

(2)      Continued

                                                                                PBHG Insurance
                                                         Alger American          Series Fund          Janus Aspen Series
                                                      -------------------------------------------   ----------------------

                                                                            Large Cap               Aggressive
                                                      Small Cap      Growth    Growth  Growth II        Growth      Growth
Type II Units                                         Portfolio   Portfolio Portfolio  Portfolio     Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                        -           -         -          -       169,799     159,068

    Net premiums                                        291,288     228,664         -          -       781,202   1,408,112
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                   -           -         -          -             -      (2,390)
             Surrenders                                  (1,324)        (74)        -          -          (487)    (24,299)
             Administrative expenses                         (2)         (3)        -          -           (77)       (303)
    Transfers (to)/from the Guarantee Account            23,122      (9,752)        -          -        84,482     173,800
    Interfund transfers                                  88,174      93,176                            216,085     161,652
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                           401,258     312,011         -          -     1,081,205   1,716,572
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                  401,258     312,011         -          -     1,251,004   1,875,640

    Net premiums                                      2,385,857   1,979,744         -          -     1,109,539   1,939,884
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (6,505)     (2,249)        -          -        (5,075)    (28,847)
             Surrenders                                 (49,583)    (21,913)        -          -       (20,314)   (111,109)
             Administrative expenses                       (658)       (517)        -          -          (141)     (2,321)
    Transfers (to)/from the Guarantee Account           364,980     234,626         -          -        99,771     288,072
    Interfund transfers                                 472,803     460,475         -          -       227,267     921,603
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         3,166,894   2,650,166         -          -     1,411,047   3,007,282
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                3,568,152   2,962,177         -          -     2,662,051   4,882,922

    Net premiums                                      1,139,813   1,030,593   108,061    306,146       608,750   1,633,216
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                             (25,827)    (23,277)      (63)         -       (22,328)    (36,365)
             Surrenders                                 (95,915)   (104,485)     (998)    (4,853)      (80,725)   (180,611)
             Loans                                            -           -         -          -             -           -
             Administrative expenses                     (3,710)     (2,759)      (28)       (35)       (1,935)     (4,325)
    Transfers (to)/from the Guarantee Account           865,037     527,894    51,297    100,624       253,985     867,094
    Interfund transfers                                 197,908      (9,957)  188,564    174,128        22,869     108,967
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                         2,077,306   1,418,009   346,833    576,010       780,616   2,387,976
--------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                5,645,458   4,380,186   346,833    576,010     3,442,667   7,270,898
--------------------------------------------------------------------------------------------------------------------------


(2)      Continued


                                                                           Janus Aspen Series
                                                   ------------------------------------------------------------------

                                                                                Flexible  International     Capital
                                                       Worldwide    Balanced      Income      Growth      Appreciation
Type II Units                                          Portfolio   Portfolio   Portfolio   Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1994                   117,700           -           -           -              -

    Net premiums                                         873,533      55,928      30,062           -              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                                 (786)        (74)          -           -              -
             Surrenders                                  (10,106)       (831)        (36)          -              -
             Administrative expenses                        (144)        (10)          -           -              -
    Transfers (to)/from the Guarantee Account             88,410       6,328       1,290           -              -
    Interfund transfers                                  158,463      12,197       4,956           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          1,109,370      73,538      36,272           -              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                 1,227,070      73,538      36,272           -              -

    Net premiums                                       2,853,570     547,525     240,317     388,753              -
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (26,212)     (1,525)          -           -              -
             Surrenders                                  (94,535)    (10,808)     (1,714)     (2,959)             -
             Administrative expenses                      (2,275)       (267)        (63)        (11)             -
    Transfers (to)/from the Guarantee Account            475,568      75,940      21,420      47,466              -
    Interfund transfers                                  713,001     308,093      28,937     249,356              -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          3,919,117     918,958     288,897     682,605              -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                 5,146,187     992,496     325,169     682,605              -

    Net premiums                                       3,372,062   1,117,148     284,347   1,872,823         55,458
    Transfers (to) from the
         general account of Life of Virginia:
             Death benefits                              (35,456)     (7,246)     (4,723)    (15,267)             -
             Surrenders                                 (228,974)    (78,945)    (17,933)    (60,571)        (1,630)
             Loans                                             -           -           -           -              -
             Administrative expenses                      (4,300)     (1,005)       (342)       (863)            (7)
    Transfers (to)/from the Guarantee Account          1,289,775     423,506     175,029     576,462         35,560
    Interfund transfers                                  572,391     358,481     107,542     446,411         74,169
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
    from capital transactions                          4,965,498   1,811,939     543,920   2,818,995        163,550
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                10,111,685   2,804,435     869,089   3,501,600        163,550
---------------------------------------------------------------------------------------------------------------------


  (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial  statements  prepared in conformity  with generally  accepted
         accounting   principles   require  management  to  make  estimates  and
         assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse Life of Virginia for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment (seven years for certain Type II policies) to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered, depending on the time between premium payment and surrender.

         Life of Virginia will deduct a charge of $30 per year and $25 plus .15% per year from the policy account values for certain administrative expenses incurred for policy Type I and Type II, respectively. For Type II policies, the $25 charge may be waived if the account value is greater than $75,000. In addition, Life of Virginia charges the Account 1.15% and 1.25% on policy Type I and Type II, respectively, for the mortality and expense risk

   (3)   Continued

         that Life of Virginia assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

===============================================================================

THE LIFE INSURANCE COMPANY OF
VIRGINIA AND SUBSIDIARY

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)

Independent Auditors' Report


The Board of Directors
The Life Insurance Company of Virginia:


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity, and cash flows for the year ended December 31, 1997 and the nine months ended December 31, 1996. We have also audited the preacquisition statements of income, stockholders' equity and cash flows for the three months ended March 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated financial statements of The Life Insurance Company of Virginia for the year ended December 31, 1995, were audited by other auditors whose report, dated February 8, 1996 on those consolidated financial statements included an explanatory paragraph that described the change in the Company's method of accounting for certain investments.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the year ended December 31, 1997, the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

KPMG Peat Marwick LLP

Richmond, Virginia
January 6, 1998

                        REPORT OF INDEPENDENT AUDITIORS

Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying consolidated statements of income, stockholder's equity, and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.



                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets

December 31, 1997 and 1996
(in millions)

------------------------------------------------------------------------------------------------------------------

Assets                                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities:
     Available for sale - at fair value (amortized cost:
         December 31, 1997 - $5,468.1; 1996 - $5,102.2)                                   $  5,622.6        5,142.7
   Equity securities - at fair value
     Common stocks (cost:  December 31, 1997 - $43.1; 1996 - $31.6)                             54.1           34.7
     Preferred stocks (cost:  December 31, 1997 - $87.6; 1996 - $123.5)                         97.6          130.8
   Mortgage loans on real estate (net of reserve for losses:
     December 31, 1997 - $17.2; 1996 - $20.8)                                                  496.2          585.4
   Real estate (net)                                                                            11.8           19.4
   Policy loans                                                                                188.4          179.5
   Short-term investments                                                                        -             42.4
------------------------------------------------------------------------------------------------------------------

Total investments                                                                            6,470.7        6,134.9
------------------------------------------------------------------------------------------------------------------

Cash                                                                                             0.2            6.4
Receivables:
   Premiums and other                                                                            6.6            7.9
   Reinsurance recoverable                                                                       8.7           13.1
   Accrued investment income                                                                   123.1          116.6
------------------------------------------------------------------------------------------------------------------

Total receivables                                                                              138.4          137.6

Deferred policy acquisition costs                                                              165.0           70.3

Goodwill (net of accumulated amortization:  December 31, 1997 - $11.3;
   1996 - $5.0)                                                                                117.1          125.4

Present value of future profits (net)                                                          332.6          419.2

Property and equipment at cost (net)                                                             3.2            1.7

Deferred income taxes                                                                           57.4           72.9

Other assets                                                                                    15.4           12.3

Assets held in separate accounts                                                             4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total assets                                                                              $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------


                                                                  (continued)

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

December 31, 1997 and 1996
(in millions, except share data)

------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholders' Equity                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Future policy benefits                                                                 $    520.6          518.3
   Policy and contract claims                                                                   83.0           69.1
   Unearned and advance premiums                                                                 0.1            0.1
   Other policyholder funds                                                                  5,369.2        5,094.4
------------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                                     5,972.9        5,681.9

General liabilities:
   Payable to affiliate, net                                                                     9.4            8.8
   Commissions and general expenses                                                             51.1           46.8
   Current income taxes                                                                         45.8           45.4
   Other liabilities                                                                            71.5          192.2
   Liabilities related to separate accounts                                                  4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           10,217.1        8,737.8
------------------------------------------------------------------------------------------------------------------

Commitments and Contingent Liabilities
------------------------------------------------------------------------------------------------------------------

Stockholders' equity:
   Common stock - $1,000 par value:
     Authorized, issued and outstanding:  4,000 shares                                           4.0            4.0
   Additional paid-in capital                                                                  925.9          928.1
   Net unrealized investment gains                                                              74.3           19.4
   Retained earnings                                                                           145.1           54.1
------------------------------------------------------------------------------------------------------------------

Total stockholders' equity                                                                   1,149.3        1,005.6
------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholders' equity                                                $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Income

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Preacquisition
                                                                                      --------------------------------
                                                                           Nine months     Three months
                                                           Year ended            ended            ended    Year ended
                                                         December 31,     December 31,        March 31,  December 31,
                                                                 1997             1996             1996          1995
----------------------------------------------------------------------------------------------------------------------
Revenue
   Premiums and policy fees                         $          273.2            154.7             92.4            179.3
   Separate account fees                                        44.4             23.1              5.9             17.7
   Net investment income (note 2)                              472.5            334.4            112.0            402.1
   Realized investment gains (losses) (note 2)                  13.3              6.0              9.0            (76.5)
   Other income                                                  2.5              0.6              1.0              2.8
----------------------------------------------------------------------------------------------------------------------

Total revenue earned                                           805.9            518.8            220.3            525.4
----------------------------------------------------------------------------------------------------------------------

Benefits and Expenses
   Benefits to policyholders                                   509.8            326.4            166.0            372.9
   Commissions and general expenses                             82.5             53.2             28.8             43.7
   Amortization of intangibles                                  59.6             50.1              0.6              3.2
   Amortization of deferred policy acquisition
      costs                                                     10.8              3.2              6.0             39.3
----------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                    662.7            432.9            201.4            459.1

Income Before Income Tax                                       143.2             85.9             18.9             66.3
   Provision for income tax (note 3)
      Current expense (benefit)                                 64.8             39.7             (3.8)            37.9
      Deferred expense (benefit)                               (12.6)            (7.9)            10.8            (10.8)
----------------------------------------------------------------------------------------------------------------------

                                                                52.2             31.8              7.0             27.1
----------------------------------------------------------------------------------------------------------------------

Net income                                          $           91.0             54.1             11.9             39.2
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Stockholders' Equity

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

------------------------------------------------------------------------------------------------------------------
                                                                                                   Preacquisition
                                                                                 ---------------------------------
                                                                      Nine months    Three months
                                                       Year ended           ended           ended      Year ended
                                                      December 31,   December 31,       March 31,    December 31,
                                                             1997            1996            1996            1995
------------------------------------------------------------------------------------------------------------------
Common stock
   $1,000 par value common stock, authorized,
     issued and outstanding 4,000 in 1997,
     1996 and 1995)
------------------------------------------------------------------------------------------------------------------

   Balance at beginning and end of period              $      4.0             4.0             4.0             4.0
------------------------------------------------------------------------------------------------------------------

Additional Paid-in Capital
   Balance at beginning of period                           928.1           818.4           749.1           704.1
     Adjustment to reflect purchase method (note 1)          (2.2)          109.7             -               -
     Capital contribution from parent (notes 4, 7)            -               -              69.3            45.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    925.9           928.1           818.4           749.1
------------------------------------------------------------------------------------------------------------------

Net Unrealized Investment Gains (Losses)
   Balance at beginning of period                            19.4            11.9           103.1           (97.5)
     Adjustment to reflect purchase method
        (note 1)                                              -             (11.9)            -               -
     Net unrealized investment gains (losses)                54.9            19.4           (91.2)          200.6
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                     74.3            19.4            11.9           103.1
------------------------------------------------------------------------------------------------------------------

Net Foreign Exchange Gains (Losses)
   Balance at beginning of period                             -               -               -              (3.0)
     Net foreign exchange gains (losses)                      -               -               -               3.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                      -               -               -               -
------------------------------------------------------------------------------------------------------------------

Retained Earnings (Deficit)
   Balance at beginning of period                            54.1           (22.4)          (34.3)          159.8
     Adjustment to reflect purchase method
        (note 1)                                              -              22.4             -               -
     Net income                                              91.0            54.1            11.9            39.2
     Dividends to stockholder                                 -               -               -             (40.0)
     Stock dividend to affiliate (note 7)                     -               -               -            (193.3)
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    145.1            54.1           (22.4)          (34.3)
------------------------------------------------------------------------------------------------------------------

Stockholders' equity at end of period                  $  1,149.3         1,005.6           811.9           821.9
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Cash Flows

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Preacquisition
                                                                                                     ----------------------------
                                                                                       Nine months   Three months
                                                                         Year ended          ended          ended     Year ended
                                                                       December 31,   December 31,      March 31,   December 31,
                                                                               1997           1996           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income                                                            $    91.0           54.1           11.9           39.2
   Adjustments to reconcile net income to cash provided by
     (used in) operating activities:
       Change in policy liabilities                                          239.0           53.5          (32.8)         114.2
       Change in accrued investment income                                    (6.5)         (37.6)           4.1           (2.1)
       Deferred policy acquisition costs                                    (112.3)         (74.9)         (22.2)         (76.1)
       Amortization of deferred policy acquisition costs                      10.8            3.2            6.0           39.3
       Amortization of intangibles                                            59.6           50.1            0.6            3.2
       Other amortization and depreciation                                     8.0            7.3            1.4           (1.2)
       Premiums and operating receivables, commissions and general
         expenses, income taxes and other                                   (128.5)          77.8           22.9          (65.7)
       Realized investment (gains) losses                                    (13.3)          (6.0)          (9.0)          76.5
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                              147.8          127.5          (17.1)         127.3
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Sale (purchase) of short-term investments - net                            42.4           49.4          (10.1)         (18.8)
   Sale or maturity of investments
     Fixed maturities - held to maturity:
       Maturities                                                              -              -              -              3.9
       Calls and prepayments                                                   -              -              -             60.9
     Fixed maturities - available for sale
       Maturities                                                              -            201.5           46.1           35.0
       Calls and prepayments                                                   -            353.5          101.0           58.6
       Sales                                                                 739.1          452.0          115.8        1,700.3
     All other investments                                                   145.1          177.3           44.9          124.6
   Purchase of investments:
     Fixed maturities - available for sale                                (1,104.1)      (1,279.5)        (144.1)      (1,950.7)
     All other investments                                                   (30.8)         (39.5)         (65.5)        (183.5)
   Purchase of property and equipment                                         (2.4)           -             (0.2)          (0.8)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                             (210.7)         (85.3)          87.9         (170.5)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Capital contribution                                                        -              -              2.8            -
   Cash dividends to stockholder                                               -              -            (40.0)          (6.0)
   Change in cash overdrafts                                                   4.7          (12.7)          28.8            -
   Interest sensitive life, annuity and investment contract deposits       1,894.2        1,275.4          301.9        1,059.5
   Interest sensitive life, annuity and investment contract withdrawals   (1,842.2)      (1,305.6)        (358.8)      (1,031.7)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                               56.7          (42.9)         (65.3)          21.8
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                   (6.2)          (0.7)           5.5          (21.4)
Cash at beginning of period                                                    6.4            7.1            1.6           23.0
------------------------------------------------------------------------------------------------------------------------------

Cash at end of period                                                    $     0.2            6.4            7.1            1.6
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements

December 31, 1997

===============================================================================

   (1)   Summary of Significant Accounting Principles and Practices

         Basis of Presentation

         The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP) and include the accounts of The Life Insurance Company of Virginia ("Life of Virginia" or "Company") and its subsidiary, Assigned Settlements Inc. All material intercompany accounts and transactions have been eliminated.

         Prior to April 1, 1996, Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation (AON). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent"). On December 31, 1996, the remaining 20% was contributed to General Electric Financial Assurance Holdings, Inc. ("GEFAH").

         Life of Virginia primarily sells variable annuities and universal life insurance to customers throughout most of the United States. Life of Virginia distributes variable annuities primarily through stockbrokers and universal life insurance primarily through career agents and independent brokers. Life of Virginia is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 23%, 34% and 43% of premium and annuity consideration collected, in 1997, 1996, and 1995, respectively, came from customers residing in the South Atlantic region of the United States.

         Although the Company markets its products through numerous distributors, approximately 22%, 21% and 14% of the Company's sales in 1997, 1996 and 1995, respectively, have been through two specific national stockbrokers. Loss of all or a substantial portion of the business provided by these stockbrokers could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements



===============================================================================


   (1)   Continued

         Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that could affect amounts and disclosures reported therein. Actual results could differ from those estimates. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred acquisition costs, PVFP, future life policy benefits, provisions for real estate-related losses and related reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

         Certain 1996 and 1995 amounts have been reclassified to conform to 1997 presentation.

         Purchase Accounting Method

         Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting. The net purchase price for Life of Virginia and its subsidiary of $929.9 million was allocated according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.

         In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, Life of Virginia also recorded in its consolidated financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in stockholders' equity of $118 million (net of purchase accounting adjustments of $2.2 million in 1997), reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

   (1)   Continued

         All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 (which becomes the new cost basis) and subsequent costs in accordance with the purchase method of accounting.


         Present Value of Future Profits

         As of April 1, 1996, Life of Virginia established an intangible asset which represents the present value of future profits ("PVFP"). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

         PVFP is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied since inception. The amortization period is the remaining life of the policies, which range from 10 to 30 years from the date of original policy issue. Based on current assumptions, net amortization of the PVFP asset, expressed as a percentage, is projected to be 12.4%, 11.6%, 10.8%, 9.5% and 8.1% for the years ended December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

         Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by Aon. Under purchase accounting this PVFP was removed.

   (1)   Continued

         The projected ending balance of PVFP will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to stockholders' equity, net of applicable income tax. The components of PVFP are as follows:


                                                                                               Preacquisition
                                                                                 ------------------------------
                                                                  Nine months       Three months
                                                  Year ended            ended            ended     Year ended,
                                                December 31,     December 31,        March 31,    December 31,
(millions)                                              1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------------

PVFP - beginning of period                 $             419.2              -               32.6            48.6
Adjustment related to the purchase
   method of accounting                                    -              484.0              -               -
Interest accreted at 6.75% for 1997
   and 6.25% for 1996                                     28.4             22.4              0.5             2.1
Gross amortization, excluding interest                   (81.6)           (67.5)            (1.1)           (5.3)
Dividend of Globe Life Insurance
   Company (note 7)                                        -                -                -             (12.8)
Effect of net unrealized
   investment (gains) losses                             (33.4)           (19.7)             -               -
---------------------------------------------------------------------------------------------------------------

PVFP - end of period                       $             332.6            419.2             32.0            32.6
---------------------------------------------------------------------------------------------------------------


         Goodwill

         Under the purchase method of accounting, Goodwill is the excess of the purchase price over the fair value of assets and liabilities acquired and PVFP. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

         The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determined that goodwill was not recoverable it would amortize such amounts as additional goodwill expense in the accompanying consolidated financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

   (1)   Continued

         Deferred Tax Assets and Liabilities

         Pursuant to the acquisition on April 1, 1996, GE Capital, and Aon Corporation, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

         Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

         Recognition of Premium Revenue and Related Expenses

         For universal life-type and investment products, generally there is no requirement for the payment of a premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

         In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

   (1)   Continued

         Reinsurance

         Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

         Investments

         Fixed maturities are classified as available for sale and carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in mortgage-backed securities. Investment income on mortgage-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

         Short-term investments are carried at amortized cost which approximates fair value. Equity securities are valued at fair value. Mortgage loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost.

         Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses in a separate component of stockholders' interest and accordingly, have no effect on net income.

   (1)   Continued

         Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair value and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

         Impaired loans are loans for which it is probable that the Company will be unable to collect all amounts due according to terms of the original contractual terms of the loan agreement. This definition includes, among other things, leases, or larger groups of small-homogenous loans, and therefore applies principally to the Company's commercial loans. Life of Virginia measures impaired loans at the present value of the loans discounted cash flow using the effective interest rate of the original loan as the discount rate.

         Deferred Policy Acquisition Costs

         Costs of acquiring new business, principally commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred policy acquisition costs is related to and based on the present value of expected premium revenues on the policies. Periodically amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

         Deferred policy acquisition costs related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

   (1)   Continued

         To the extent that unrealized gains or losses on available for sale securities would result in an adjustment to deferred policy acquisition costs amortization, had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholders' equity with no effect on net income.

         The components of deferred policy acquisition costs are as follows:


                                                                                            Preacquisition
                                                                                   -------------------------
                                                                   Nine months   Three months
                                                   Year ended            ended          ended    Year ended
                                                 December 31,     December 31,      March 31,   December 31,
(millions)                                               1997             1996           1996           1995
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs -                 $    70.3             -            363.9          388.1
   beginning of period
Commissions and expenses deferred                       112.3            74.9           22.2           76.1
Amortization                                            (10.8)           (3.2)          (6.0)         (39.3)
Dividend of Globe Life Insurance
   Company (note 7)                                       -               -              -            (22.8)
Effect of net unrealized investment
   (gains) losses                                        (6.8)           (1.4)          17.9          (38.2)
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs - end of period   $   165.0            70.3          398.0          363.9
------------------------------------------------------------------------------------------------------------



         Property and Equipment

         Property and equipment are generally depreciated using the straight-line method over their estimated useful lives. As a result of purchase accounting, fully depreciated property and equipment were removed.

         Fair Value of Financial Instruments

         The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed

   (1)   Continued

         maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services or in the case of private placements, are estimated by discounted expected future cash flows using a current market rate applicable to the yield credit quality, call features and maturity of the investments, as applicable. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

         Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Separate Account Business

         The assets and liabilities of the separate accounts represent designated funds of group pension, variable life and annuity policyholders and are not guaranteed or supported by other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

         The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in the new portfolios. As of December 31, 1997, approximately $44.6 million of the Company's common stock investment related to its capital investments in the separate accounts.

         Future Policy Benefit Liabilities and Unearned Premiums and Policy and Contract Claims

         Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and

   (1)   Continued

         withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by the Parent, and provide for possible adverse deviations. Interest assumptions are graded and range from 7.4% to 6.5%.

         Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

         Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest crediting rates for these products range from 8.6% to 4.5%.

         Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

         Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

         Foreign Currency Translation

         Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholders' equity. No tax effect was taken into consideration for unrealized losses.


   (2)   Invested Assets and Related Income

         Under purchase accounting, the fair value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments.

   (2)   Continued

         The Company's investments in debt and equity securities are considered available for sale and are carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of stockholders' equity. The carrying value and amortized cost of investments at December 31, 1997 and 1996 were as follows:


                                                                                          December 31, 1997
                                                               -------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized       Fair
(millions)                                                           Cost       Gains       Losses        Value
----------------------------------------------------------------------------------------------------------------

Available for sale:
     U.S. government and agencies                            $         44.3         1.3          -           45.6
     States and political subdivisions                                  1.8         0.3          -            2.1
     Foreign governments                                              200.1         6.5         (0.3)       206.3
     Corporate securities                                           3,362.1       120.6         (8.1)     3,474.6
     Mortgage-backed securities                                     1,859.8        39.6         (5.4)     1,894.0
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,468.1       168.3        (13.8)     5,622.6

Total equity securities                                               130.7        21.5         (0.5)       151.7
----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,598.8       189.8        (14.3)     5,774.3
----------------------------------------------------------------------------------------------------------------


                                                                                          December 31, 1996
                                                               --------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized         Fair
(millions)                                                           Cost       Gains       Losses          Value
------------------------------------------------------------------------------------------------------------------
Available for sale:
     U.S. government and agencies                            $         65.5         2.1          -           67.6
     States and political subdivisions                                  2.1         -            -            2.1
     Foreign governments                                              178.2         5.6          -          183.8
     Corporate securities                                           3,092.1        29.0        (19.6)     3,101.5
     Mortgage-backed securities                                     1,764.3        29.7         (6.3)     1,787.7
-----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,102.2        66.4        (25.9)     5,142.7

Total equity securities                                               155.1        11.2         (0.8)       165.5
-----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,257.3        77.6        (26.7)     5,308.2
-----------------------------------------------------------------------------------------------------------------

   (2)   Continued

         The scheduled maturity distribution of the fixed maturity portfolio at December 31 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               1997
                                                                               ---------------------------
                                                                                    Amortized         Fair
(millions)                                                                               Cost        Value
----------------------------------------------------------------------------------------------------------

Due in one year or less                                                      $         105.8         106.7
Due after one year through five years                                                1,196.8       1,224.3
Due after five years through ten years                                               1,654.9       1,705.3
Due after ten years                                                                    650.8         692.3
-----------------------------------------------------------------------------------------------------------

Subtotals                                                                            3,608.3       3,728.6

Mortgage-backed securities                                                           1,859.8       1,894.0
-----------------------------------------------------------------------------------------------------------

Totals                                                                       $       5,468.1       5,622.6
-----------------------------------------------------------------------------------------------------------



         As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $4.7 million and $4.5 million at December 31, 1997 and 1996, respectively.

         At December 31, 1997, approximately 24.8% and 15.9% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

         At December 31, 1997, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholders interest.

   (2)   Continued

         The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.



                                                             1997                         1996
                                                  -------------------------     -------------------------
                                                      Fair                         Fair
                                                     value      Percent           value       Percent
------------------------------------------------------------------------------------------------------

Agencies and treasuries                        $      308            5.5%   $      317          6.2%
AAA/Aaa                                             1,465           26.0         1,437         27.9
AA/Aa                                                 320            5.7           247          4.8
A/A                                                 1,101           19.6           988         19.2
BBB/Baa                                             1,862           33.1         1,864         36.3
BB/Ba                                                 307            5.5           207          4.0
B/B                                                    77            1.4            13          0.3
Not rated                                             182            3.2            69          1.3
-----------------------------------------------------------------------------------------------------

Totals                                         $    5,622          100.0%   $  5,142.         100.0%
-----------------------------------------------------------------------------------------------------



         Bonds with earnings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   (2)   Continued

         The Company had $6.4 million and $12.6 million of non-income producing investments on December 31, 1997 and December 31, 1996, respectively.

         "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

         Under these principles, the Company has two types of "impaired" loans as of December 31, 1997 and 1996: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral at income recognition ($23.0 million and $-, respectively). There was no allowance for losses on these loans as of December 31, 1997 and 1996. Average investment in impaired loans during 1997 was $23.0 million and interest income earned on these loans while they were considered impaired was $2.0 million. There were no impaired loans nor related interest income earned on such loans in 1996.

         The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

         Geographic distribution as of December 31, 1997:



                                                                                    Mortgage    Real estate
-----------------------------------------------------------------------------------------------------------

South Atlantic                                                                          47.0%         60.3%
East North Central                                                                      14.8           2.3
Mountain                                                                                14.1           -
West South Central                                                                      12.0          37.4
Pacific                                                                                  6.6           -
Middle Atlantic                                                                          3.9           -
East South Central                                                                       1.6           -
------------------------------------------------------------------------------------------------------------

Total                                                                                  100.0%         100.0%
------------------------------------------------------------------------------------------------------------

(2)      Continued

         Type distribution as of December 31, 1997:



                                                                                Mortgage     Real estate
--------------------------------------------------------------------------------------------------------

Office building                                                                   19.8%            51.1%
Retail                                                                            23.7             21.3
Industrial                                                                        21.2               -
Apartments                                                                        21.8             25.3
Other                                                                             13.5              2.3
--------------------------------------------------------------------------------------------------------

Total                                                                            100.0%           100.0%
--------------------------------------------------------------------------------------------------------





         Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of stockholders' equity are summarized as follows:



                                                                                               Preacquisition
                                                                               -------------------------------------
                                                                     Nine months        Three months
                                                      Year ended        ended              ended        Year ended
                                                     December 31,    December 31,          March 31,    December 31,
(millions)                                               1997             1996               1996           1995
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on available-for-sale investment securities before adjustments:
      Fixed maturities                     $           154.5             40.5                2.8          143.8
      Equity securities                                 21.0             10.4                5.8           23.2
--------------------------------------------------------------------------------------------------------------------

Subtotal                                               175.5             50.9                8.6          167.0

Adjustments to the present value
   of future profits and deferred policy
   acquisition costs                                   (61.2)           (21.1)               9.9           (8.0)

Deferred income taxes                                  (40.0)           (10.4)              (6.6)         (55.9)
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on
   available-for-sale investment
   securities                                           74.3             19.4               11.9          103.1
--------------------------------------------------------------------------------------------------------------------

(2)      Continued

         The source of investment income of the Company is as follows:

                                                                                           Preacquisition
                                                                            ----------------------------------
                                                                Nine months     Three months
                                                  Year ended          ended            ended     Year ended
                                                 December 31,   December 31,        March 31,   December 31,
(millions)                                              1997           1996             1996           1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities                           $           398.5          274.4             93.1          332.8
Equity securities                                        7.3            8.7              4.2           10.8
Mortgage loans on real estate                           48.3           41.3             13.5           49.8
Short-term investments                                   1.0            2.5              0.5            3.5
Other investments                                       22.3           12.9              3.0           13.2
--------------------------------------------------------------------------------------------------------------

Gross investment income                                477.4          339.8            114.3          410.1
Investment expenses                                     (4.9)          (5.4)            (2.3)          (8.0)
--------------------------------------------------------------------------------------------------------------

Net investment income                      $           472.5          334.4            112.0          402.1
--------------------------------------------------------------------------------------------------------------



         Gross realized investment gains and losses resulting from the sales of investment securities were as follows:



                                                                                     Preacquisition
                                                                     ---------------------------------
                                                      Nine months     Three months
                                       Year ended           ended            ended       Year ended
                                      December 31,    December 31,        March 31,     December 31,
(millions)                                   1997            1996             1996             1995
------------------------------------------------------------------------------------------------------

Fixed maturities available for sale:
   Gross gains                         $      8.3             0.6              0.5             12.9
   Gross losses                               -              (0.7)            (1.4)           (90.2)
Fixed maturities held to maturity:
   Gross gains                                -               -                -                1.1
   Gross losses                               -               -                -              (13.8)
Equity securities                             3.4             6.0             10.3              5.6
Mortgage loans on real estate                (0.8)            -               (0.4)             2.3
Other                                         2.4             0.1              -                5.6
---------------------------------------------------------------------------------------------------

Total before tax                             13.3             6.0              9.0            (76.5)
Less applicable tax                          (4.7)           (2.3)            (1.9)            26.8
----------------------------------------------------------------------------------------------------

Total                                  $      8.6             3.7              7.1            (49.7)
----------------------------------------------------------------------------------------------------

(2)      Continued

         The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:



                                                                                           Preacquisition
                                                                           -----------------------------------
                                                              Nine months    Three months
                                              Year ended            ended           ended       Year ended
                                             December 31,     December 31,       March 31,     December 31,
(millions)                                          1997             1996            1996             1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities:
   Available for sale                         $    114.0             40.5          (141.0)           298.7
   Held to maturity                                  -                -               -              233.7
Equity securities                                   10.6             10.4           (17.4)            26.1
--------------------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)      $    124.6             50.9          (158.4)           558.5
--------------------------------------------------------------------------------------------------------------



 (3)     Income Tax

         Beginning April 1, 1996, Life of Virginia and its subsidiary have been included in the life insurance company consolidated federal income tax return of GE Capital Assurance and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. Prior to April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of Aon and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with Aon. As such the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

(3)      Continued

         Income taxes are recorded in the statements of income and directly in stockholders' equity accounts. Income taxes for the years ending December 31 was allocated as follows:




                                                                                     Preacquisition
                                                                      -----------------------------------
                                                        Nine months     Three months
                                        Year ended            ended            ended      Year ended
                                       December 31,     December 31,        March 31,    December 31,
(millions)                                    1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------

Statement of income:
   Operating income (excluding
      realized investment gains
      and losses)                         $   47.5             29.5              5.1            53.9
   Realized investment gains/losses            4.7              2.3              1.9           (26.8)
--------------------------------------------------------------------------------------------------------

   Income tax expense included
      in the statement of income              52.2             31.8              7.0            27.1
Stockholders' equity:
   Unrealized gains/(losses) on
      securities available for sale           29.6             10.4            (49.3)           86.0
--------------------------------------------------------------------------------------------------------

Total                                     $   81.8             42.2            (42.3)          113.1
--------------------------------------------------------------------------------------------------------



         The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before income tax expense. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:

                                                                                                   Preacquisition
                                                                                     ------------------------------------------
                                                                    Nine months          Three months
                                              Year ended               ended                ended              Year ended
                                             December 31,          December 31,          December 31,         December 31,
                                                 1997                  1996                  1996                 1995
                                         --------------------- --------------------- -------------------- ---------------------
Statutory tax rate .....................  $  50.1       35.0%   $  30.1       35.0%   $  6.6       35.0%   $  23.2       35.0%
Tax-exempt investment income
 deductions ............................    ( 0.9)      (0.7)     ( 1.0)      (1.2)       --       (0.1)     ( 0.1)      (0.1)
Adjustment of prior year taxes .........       --         --         --         --        --         --        3.5        5.3
Other-net ..............................      3.0        2.2        2.7        3.2       0.4        2.1        0.5        0.7
                                          -------       ----    -------       ----    ------       ----    -------       ----
Effective tax rate .....................  $  52.2       36.5%   $  31.8       37.0%   $  7.0       37.0%   $  27.1       40.9%
                                          =======       ====    =======       ====    ======       ====    =======       ====

     Significant compnents of Life of Virginia's deffered tax liabilities and assets are as follows (in millions):



                                              December 31,     December 31,
                                                  1997             1996
                                             --------------   -------------
Deferred tax liabilities:
 Present value of future profits .........       $ 79.1             89.9
 Unrealized investment gains .............         40.0             10.4
 Other ...................................          2.7              6.5
                                                 ------            -----
Total deferred tax liabilities ...........        121.8            106.7
                                                 ------            -----
Deferred tax assets:
 Insurance reserve amounts ...............        142.9            120.4
 Policy acquisition costs ................         11.8             34.3
 Guaranty fund amounts ...................          9.4             10.8
 Other ...................................         15.1             14.1
                                                 ------            -----
Total deferred tax assets ................        179.2            179.6
                                                 ------            -----
Net deferred tax assets ..................       $ 57.4             72.9
                                                 ======            =====

     Deferred taxes are allocated to individual subsidiaries by applying the asset and liability method of accounting for deferred income taxes. Intercompany balances are settled annually.

(3)      Continued

         A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based on the expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

         The amount of income taxes paid (refunded) for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996, and the year ended December 31, 1995 was $64.4 million, $38.6 million, $(2.4) million and $44.9 million, respectively.


   (4)   Reinsurance and Claim Reserves

         Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

         A summary of reinsurance activity is as follows:



                                                                                       Preacquisition
                                                                       ---------------------------------
                                                         Nine months     Three months
                                         Year ended            ended            ended        Year ended
                                       December 31,     December 31,        March 31,      December 31,
                                               1997             1996             1996              1995
                                     ---------------  ---------------  ---------------   ---------------
                                             Earned           Earned           Earned            Earned
                                     ---------------  ---------------  ---------------   ---------------
Direct                              $         337.3            210.5             77.2             261.5
Assumed                                        20.7              6.6             35.0               4.3
Ceded                                          84.8             62.4             19.8              86.5
-------------------------------------------------------------------------------------------------------

Net premiums                                  273.2            154.7             92.4             179.3
-------------------------------------------------------------------------------------------------------

   (4)   Continued

         Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written.

         A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

         Incurred losses and loss adjustment expenses are net of reinsurance of $72.7 million, $60.5 million, $17.2 million and $63.1 million for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In December 1994, Life of Virginia ceded to CICA $406.6 million of its guaranteed investment contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million.

         In January 1995, Life of Virginia ceded to CICA $600 million of its single premium deferred annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $436.1 million and book value of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a book value of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to CICA. This transaction resulted in a deferred reinsurance gain of $77.0 million, $24 million of which was recognized in 1995. Additionally, Life of Virginia recognized a $79.0 million realized investment loss.

(4)      Continued

         In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair value totaling $842.6 million. For the three months ended March 31, 1996, premiums of $33.9 million, benefits of $46.7 million, commission expense of $10.2 million and a capital contribution of $69.3 million as a result of various reinsurance transactions. The $53 million deferred reinsurance gain remaining at December 31, 1995 from the January 1995 single premium deferred annuity cession to CICA was recognized as a capital contribution. The tables below summarize the assets and liabilities transferred from CICA to the Company.



       Millions                                                    Fair Value
-----------------------------------------------------------------------------
Assets transferred:
     Fixed maturity                                              $     727.4
     Preferred stock                                                    88.2
     Policy loans                                                       14.2
     Accrued investment income                                          10.0
     Cash                                                                2.8
-----------------------------------------------------------------------------

Total                                                                  842.6
-----------------------------------------------------------------------------

Liabilities recaptured and assumed:
     Single premium deferred annuity                                   410.5
     Guaranteed investment contracts                                   212.6
     Universal life contracts                                          156.6
     Individual traditional contracts                                   33.2
     Other lines of business inforce                                    19.9
     Other liabilities                                                  16.5
-----------------------------------------------------------------------------

Total                                                            $     849.3
-----------------------------------------------------------------------------

   (5)   Employee Benefits

         Savings Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory savings plan. Provisions made for the savings plan were $.9 million and $.6 million for the year ended December 31, 1997 and the nine months ended December 31, 1996.

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $.3 million and $.8 million for the three months ended March 31, 1996, and the year ended December 31, 1995, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Employee Stock Ownership Plan

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's leveraged ESOP for the benefit of salaried and certain commissioned employees. Contributions to the ESOP for the three months ended March 31, 1996 and the year ended December 31, 1995 charged to Life of Virginia's operations amounted to $.1 million and $.5 million, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Pension Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory defined benefit pension plan. Generally, benefits are based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Benefit provisions are subject to collective bargaining. General Electric's funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as determined appropriate. The components of net periodic pension cost and benefit obligations of the General Electric defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the General Electric contributory defined benefit pension plan a $.6 million and $.4 million expense were incurred for the year ended December 31, 1997 and the nine months ended December 31, 1996.

   (5)   Continued

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy was to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determined to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan were not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, the Company had net pension credits of $1.2 million and $3.8 million in the three months ended March 31, 1996 and the year ended December 31, 1995. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Postretirement Benefits Other Than Pensions

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric retiree health and life insurance benefit plan. The plans principally provides health and life insurance benefits to employees who retire under the General Electric pension plan with 10 or more years of service. Retirees share in the cost of their health care benefits. The funding policy for retiree health benefits is generally to pay covered expenses as they are incurred. Expenses incurred by Life of Virginia for the year ended December 31, 1997 and the nine months ended December 31, 1996 for the retiree health and life insurance benefit plan were $1.9 million and $1.3 million, respectively.

         Prior to the acquisition on April 1, 1996, Aon sponsored two defined benefit postretirement health and welfare plans in which Life of Virginia participated that cover both salaried and nonsalaried employees. One plan provided medical benefits, prior to and subsequent to Medicare eligibility, and the other provided life insurance benefits. The postretirement health care plan was contributory, with retiree contributions adjusted annually; the life insurance plan was noncontributory. Both plans were funded on a pay-as-you-go basis. These plans terminated upon the acquisition of Life of Virginia by GE Capital.

(6)      Lease Commitments

         Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1997 are as follows:



(millions)                                       Minimum lease payments
------------------------------------------------------------------------
1998                                                           $    1.1
1999                                                                0.8
2000                                                                0.5
2001                                                                0.3
2002                                                                -
Later years                                                         -
------------------------------------------------------------------------

Total minimum payments required                                $    2.7
------------------------------------------------------------------------




         Rental expense for all operating leases for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995 amounted to $1.3 million, $2.5 million, $.8 million and $3.6 million, respectively.


   (7)   Related Party Transactions

         Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $7.6 million, $3.2 million, $3.5 million and $5.8 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $4.6 million, $2.0 million, $1.0 million, and $10.0 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996, and the year ended December 31, 1995, respectively.

   (7)   Continued

         At December 31, 1997 and 1996, Life of Virginia held investments in securities of certain affiliates amounting to $2.6 million. Amounts included in net investment income related to these holdings totaled $0.1 million, $0.1 million, $0.2 million and $1.0 million for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In January 1995, Life of Virginia dividend 100% of its Globe Life Insurance Company ("Globe") common stock to CICA, a subsidiary of Aon. At December 31, 1994, Globe had assets of $954.9 million, liabilities of $765.7 million and stockholders' equity of $189.2 million. The fair value of this dividend was $193.3 million.

         In 1995, Life of Virginia received from CICA, in the form of a capital contribution, fixed maturities with a fair value of $45.0 million.

         In January 1995, Life of Virginia transferred limited partnership investments with a fair value of $8.0 million and book value of $7.5 million, common stocks with a fair value of $5.6 million and book value of $3.4 million, and cash of $6.4 million to pay a $20.0 million dividend declared but not paid in 1994. A $2.7 million realized investment gain was recorded on this transfer.


   (8)   Litigation

         Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverage, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position or results of operations of Life of Virginia.

   (9)   Financial Instruments

         Interest Rate Risk Management

         Life of Virginia used interest rate swap agreements to manage asset and liability durations relating to its capital accumulation annuity business. As of December 31, 1995, these swap agreements had the net effect of lengthening liability durations. Variable rates received on interest rate swap agreements correlate with crediting rates paid on outstanding liabilities. The net effect of swap payments is settled periodically and reported in income. There was no settlement of underlying notional amounts.

         Life of Virginia performed frequent analyses to measure the degree of correlation associated with its derivative program. Life of Virginia assessed the adequacy of the correlation analyses results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges were deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses were amortized into income over the life of the hedged item. The fair value of swap agreements hedging liabilities were not recognized in the consolidated statements of financial position.

         These interest rate swaps gave rise to credit risks due to possible non-performance by counterparties. The credit risk was generally limited to the fair value of those contracts that were favorable to Life of Virginia. Life of Virginia limited its credit risk by restricting investments in derivative contracts to a diverse group of highly rated major financial institutions. Life of Virginia closely monitored the credit worthiness of, and exposure to, its counterparties and considered its credit risk to be minimal.

         Life of Virginia had no interest rate swaps outstanding at December 31, 1997 and 1996.

         During the three months ended March 31, 1996 and the year ended December 31, 1995 Life of Virginia amortized $.6 million and $1.4 million, respectively, of net deferred losses relating to interest rate swaps into income.

         As of December 31, 1995, the principal swaps have maturities ranging from September 1999 to October 2000 and variable rates based on five year treasury rates. These swaps were terminated prior to March 31, 1996 resulting in a $1.1 million gain which was deferred.

(9)      Continued

         Other Financial Instruments

         Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1997 and December 31, 1996, totaled $16.7 million and $1.7 million, respectively.


         Fair Value of Financial Instruments

         Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

         The Company has no derivative financial instruments as defined by SFAS No. 119 at December 31, 1997, other than mortgage loan commitments of $67.7 million.

   (9)   Continued

         The carrying amount and fair value of certain of Life of Virginia's financial instruments are as follows:



                                                                 December 31, 1997         December 31, 1996
                                                               ------------------------------------------------
                                                                Carrying         Fair    Carrying         Fair
(millions)                                                        Amount        Value      Amount        Value
---------------------------------------------------------------------------------------------------------------
Assets:
   Fixed maturities and
      equity securities
       (note 2)                                              $  5,774.3      5,774.3     5,308.2      5,308.2
   Mortgage loans on
      real estate                                                 496.2        532.2       585.4        622.6
   Policy loans                                                   188.4        188.4       179.5        179.5
   Cash, short-term
      investments and
      receivables                                                 138.6        138.6       186.4        186.4
   Assets held in separate accounts                             4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------

Liabilities:
   Investment type
      insurance contracts                                       3,113.8      3,100.7     3,055.0      3,027.6
   Commissions and
      general expenses                                             51.1         51.1        46.8         46.8
   Liabilities related to separate accounts                     4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------



         See Note 1 regarding the method used to estimate fair values.

                                                     1
  (10)   Stockholders' Equity

         Generally, the capital and surplus of Life of Virginia available for transfer to the Parent are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company without prior approval at December 31, 1997, is $51.8 million.

         Statutory net income (loss) and stockholders' equity is summarized below:


                                                                                         Preacquisition
                                                                            ------------------------------
                                                                 Nine months  Three months
                                                 Year ended            ended         ended
                                               December 31,     December 31,      March 31,    December 31,
(millions)                                             1997             1996           1996           1995
----------------------------------------------------------------------------------------------------------
Statutory net income                      $           73.9             69.7           (8.3)           53.9
Statutory stockholders' equity                       522.5            419.1          360.5           364.2
----------------------------------------------------------------------------------------------------------


         The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements to help regulators identify life insurers that may be inadequately capitalized. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's Total Adjusted Capital and Authorized Control Level
         - RBC were above the calculated minimum regulatory thresholds.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement, and has caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 18th day of May, 1998.


Life of Virginia Separate Account 4
                  (Registrant)


By: /s/ Selwyn L. Flournoy, Jr.
    __________________________________________________
    Selwyn L. Flournoy, Jr.
    Senior Vice President
    The Life Insurance Company of Virginia



The Life Insurance Company of Virginia
(Depositor)


By: /s/ Selwyn L. Flournoy, Jr.
    __________________________________________________
    Selwyn L. Flournoy, Jr.
    Senior Vice President





Given under my hand this 18th day of May, 1998 in the City/County of

Henrico, Commonwealth of Virginia.

/s/ Laura Deusebio
______________________________
Notary Public

01/2000
______________________________
My Commission Expires

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                     Title                                   Date


RONALD V. DOLAN               Director, Chairman of the Board
_______________________
Ronald V. Dolan

/s/ Selwyn L. Flournoy, Jr.   Director, Senior Vice President
_______________________
Selwyn L. Flournoy, Jr.

LINDA L. LANAM                Director, Senior Vice President
_______________________
Linda L. Lanam

ROBERT D. CHINN               Director, Senior Vice President
_______________________
Robert D. Chinn

VICTOR C. MOSES               Director
_______________________
Victor C. Moses

GEOFFREY S. STIFF             Director
_______________________
Geoffrey S. Stiff



By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on April 16, 1997.

                                  Exhibit List


(10)(b)    Consent of Auditors.